1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.5%)
Information Technology (0.5%)
Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp.
1.500%, 2/1/24(e)		$3,450,000	$3,362,025

Total Information Technology			3,362,025

Total Convertible Bond			3,362,025

Corporate Bonds (4.8%)
Energy (2.4%)
Oil, Gas & Consumable Fuels (2.4%)
Devon Energy Corp.
7.875%, 9/30/31		1,190,000	1,347,359
Diamondback Energy, Inc.
6.250%, 3/15/33		5,880,000	6,127,344
Hess Corp.
7.875%, 10/1/29		410,000	451,813
7.300%, 8/15/31		750,000	824,710
New Fortress Energy, Inc.
6.750%, 9/15/25§		7,060,000	6,713,707

Total Energy			15,464,933

Financials (1.0%)
Capital Markets (0.8%)
Ares Capital Corp.
4.250%, 3/1/25		1,070,000	1,025,988
Golub Capital BDC, Inc.
2.500%, 8/24/26		5,275,000	4,628,754

			5,654,742

Financial Services (0.2%)
United Wholesale Mortgage LLC
5.500%, 4/15/29§		1,271,000	1,114,171

Total Financials			6,768,913

Information Technology (0.5%)
Technology Hardware, Storage & Peripherals (0.5%)
Dell International LLC
3.375%, 12/15/41§		4,790,000	3,383,008

Total Information Technology			3,383,008

Materials (0.2%)
Metals & Mining (0.2%)
First Quantum Minerals Ltd.
7.500%, 4/1/25§		1,380,000	1,373,004

Total Materials			1,373,004

Real Estate (0.7%)
Specialized REITs (0.7%)
Equinix, Inc. (REIT)
2.500%, 5/15/31		5,925,000	4,821,786

Total Real Estate			4,821,786

Total Corporate Bonds			31,811,644

Foreign Government Securities (26.3%)
Kingdom of Norway
3.000%, 3/14/24(m)	NOK	704,200,000	68,941,055
Mex Bonos Desarr Fix Rt
Series M
8.000%, 7/31/53	MXN	236,300,000	12,787,153
Republic of South Africa
Series 2048
8.750%, 2/28/48	ZAR	962,900,000	39,727,896
Titulos de Tesoreria
Series B
7.250%, 10/26/50	COP	100,195,000,000	18,094,895
U.K. Treasury Bonds
3.750%, 10/22/53(m)	GBP	31,150,000	35,365,880

Total Foreign Government Securities			174,916,879

Mortgage-Backed Securities (34.0%)
FHLMC UMBS
4.000%, 7/1/52		$30,395,151	28,380,132
FNMA UMBS
4.000%, 6/1/52		29,070,032	27,161,029
5.000%, 10/1/52		5,599,066	5,480,389
5.000%, 11/1/52		31,171,570	30,481,637
5.500%, 1/1/53		30,977,592	30,755,027
GNMA
5.000%, 10/20/52		3,356,660	3,293,425
5.500%, 10/20/52		28,153,715	27,975,006
5.000%, 2/20/53		12,693,224	12,437,244
5.500%, 2/20/53		7,485,248	7,440,074
5.000%, 3/20/53		13,725,895	13,453,379
5.500%, 4/20/53		13,546,781	13,469,258
5.500%, 5/20/53		9,321,242	9,262,074
5.000%, 6/20/53		10,381,069	10,168,473
5.500%, 6/20/53		6,026,551	5,988,297

Total Mortgage-Backed Securities			225,745,444

U.S. Treasury Obligations (29.6%)
U.S. Treasury Bonds
2.250%, 2/15/52		65,430,000	45,800,097
2.875%, 5/15/52		154,200,000	123,893,116
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.541%, 1/31/25(k)		27,030,000	27,077,537

Total U.S. Treasury Obligations			196,770,750

Total Long-Term Debt Securities (95.2%) (Cost $651,062,026)			632,606,742

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares 5.49% (7 day yield)		9,801,883	9,803,843

Total Short-Term Investment (1.5%) (Cost $9,803,843)			9,803,843

Total Investments in Securities (96.7%) (Cost $660,865,869)			642,410,585
Other Assets Less Liabilities (3.3%)			21,829,139

Net Assets (100%)			$664,239,724

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2023, the market value of these securities amounted to $12,583,890 or 1.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2023, the market value or fair value, as applicable, of these securities amounted to $104,306,935 or 15.7% of net assets.

Glossary:

AUD — Australian Dollar

CHF — Swiss Franc

COP — Colombian Peso

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

KRW — Korean (South) Won

MXN — Mexican Peso

NOK — Norwegian Krone

OTC — Over- the-counter

REIT — Real Estate Investment Trust

SEK — Swedish Krona

STIBOR — Stockholm Interbank Offered Rate

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Country Diversification

As a Percentage of Total Net Assets

Colombia	2.7%
Mexico	1.9
Norway	10.4
South Africa	6.0
United Kingdom	5.3
United States	70.2
Zambia	0.2
Cash and Other	3.3

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

Futures contracts outstanding as of July 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	477	9/2023	GBP	58,846,744	(176,337)
U.S. Treasury 5 Year Note	3,860	9/2023	USD	412,326,408	(4,705,326)
U.S. Treasury 10 Year Ultra Note	765	9/2023	USD	89,493,047	(1,681,333)

					(6,562,996)

Short Contracts
Japan 10 Year Bond	(252)	9/2023	JPY	(260,033,037)	2,285,460
U.S. Treasury Ultra Bond	(295)	9/2023	USD	(39,004,531)	166,793

					2,452,253

					(4,110,743)

Forward Foreign Currency Contracts outstanding as of July 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	663,098	EUR	600,000	Morgan Stanley	8/4/2023	3,335
ZAR	516,200,000	USD	26,581,087	HSBC Bank plc	8/15/2023	2,244,927
ZAR	224,400,000	USD	12,299,867	Morgan Stanley	8/15/2023	231,240
AUD	48,730,000	USD	32,381,085	Goldman Sachs Bank USA	8/31/2023	387,743
AUD	47,960,000	USD	31,597,727	JPMorgan Chase Bank	8/31/2023	653,310
USD	32,516,996	AUD	47,910,000	Barclays Bank plc	8/31/2023	299,583
USD	33,116,157	AUD	48,780,000	HSBC Bank plc	8/31/2023	313,706
USD	35,135,841	GBP	27,240,000	JPMorgan Chase Bank	9/1/2023	171,694
KRW	67,690,000,000	USD	52,177,600	Citibank NA**	9/13/2023	1,060,856
JPY	217,000,000	USD	1,517,568	HSBC Bank plc	9/19/2023	19,724
NOK	216,600,000	USD	21,292,701	Goldman Sachs Bank USA	9/29/2023	117,533
NOK	151,100,000	USD	14,147,178	Morgan Stanley	9/29/2023	788,585
COP	24,520,000,000	USD	6,004,800	JPMorgan Chase Bank**	10/30/2023	97,787
USD	16,693,539	EUR	15,090,000	JPMorgan Chase Bank	11/7/2023	20,873

Total unrealized appreciation						6,410,896

EUR	92,990,000	USD	103,351,930	JPMorgan Chase Bank	8/4/2023	(1,099,702)
USD	11,666,033	EUR	10,830,000	Citibank NA	8/4/2023	(242,685)
USD	32,102,244	EUR	29,780,000	Goldman Sachs Bank USA	8/4/2023	(643,980)
USD	654,040	EUR	600,000	HSBC Bank plc	8/4/2023	(5,723)
USD	55,046,661	EUR	51,180,000	JPMorgan Chase Bank	8/4/2023	(1,231,101)
USD	39,203,646	ZAR	740,600,000	HSBC Bank plc	8/15/2023	(2,153,475)
USD	13,355,602	ZAR	239,300,000	JPMorgan Chase Bank	8/15/2023	(7,562)
GBP	1,770,000	USD	2,283,545	Morgan Stanley	9/1/2023	(11,645)
USD	35,372,441	GBP	27,850,000	JPMorgan Chase Bank	9/1/2023	(374,677)
USD	63,589,456	CHF	56,690,000	Goldman Sachs Bank USA	9/11/2023	(1,713,564)
USD	1,233,617	CHF	1,100,000	HSBC Bank plc	9/11/2023	(33,508)
USD	637,614	CHF	570,000	Morgan Stanley	9/11/2023	(18,987)
USD	52,763,347	KRW	67,690,000,000	Citibank NA**	9/13/2023	(475,109)
JPY	4,583,000,000	USD	32,896,909	Barclays Bank plc	9/19/2023	(429,590)
JPY	17,470,000,000	USD	127,080,424	JPMorgan Chase Bank	9/19/2023	(3,317,807)
JPY	478,000,000	USD	3,417,826	Morgan Stanley	9/19/2023	(31,533)
SEK	340,800,000	USD	33,448,821	Goldman Sachs Bank USA	10/17/2023	(955,623)

Total unrealized depreciation						(12,746,271)

Net unrealized depreciation						(6,335,375)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

OTC Interest rate swap contracts outstanding as of July 31, 2023 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Value and Unrealized Appreciation (Depreciation) ($)
3 month STIBOR	3.05% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	4/25/2033	SEK	412,700,000	(227,455)

								(227,455)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Information Technology	$—	$3,362,025	$—	$3,362,025
Corporate Bonds
Energy	—	15,464,933	—	15,464,933
Financials	—	6,768,913	—	6,768,913
Information Technology	—	3,383,008	—	3,383,008
Materials	—	1,373,004	—	1,373,004
Real Estate	—	4,821,786	—	4,821,786
Foreign Government Securities	—	174,916,879	—	174,916,879
Forward Currency Contracts	—	6,410,896	—	6,410,896
Futures	2,452,253	—	—	2,452,253
Mortgage-Backed Securities	—	225,745,444	—	225,745,444
Short-Term Investment
Investment Company	9,803,843	—	—	9,803,843
U.S. Treasury Obligations	—	196,770,750	—	196,770,750

Total Assets	$12,256,096	$639,017,638	$—	$651,273,734

Liabilities:
Forward Currency Contracts	$—	$(12,746,271)	$—	$(12,746,271)
Futures	(6,562,996)	—	—	(6,562,996)
OTC Interest Rate Swaps	—	(227,455)	—	(227,455)

Total Liabilities	$(6,562,996)	$(12,973,726)	$—	$(19,536,722)

Total	$5,693,100	$626,043,912	$—	$631,737,012

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,153,741
Aggregate gross unrealized depreciation	(46,909,602)

Net unrealized depreciation	$(24,755,861)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$656,492,873

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.6%)
Automobile Components (2.7%)
Patrick Industries, Inc.	10,482	$907,217
Superior Industries International, Inc.*	159,319	583,108

		1,490,325

Diversified Consumer Services (1.0%)
Lincoln Educational Services Corp.(x)*	76,929	546,965

Hotels, Restaurants & Leisure (1.0%)
Kura Sushi USA, Inc., Class A(x)*	5,519	549,196

Household Durables (2.2%)
Century Communities, Inc.	6,957	537,220
Skyline Champion Corp.*	9,896	689,355

		1,226,575

Specialty Retail (3.0%)
CarParts.com, Inc.*	79,318	398,176
Five Below, Inc.*	2,828	589,185
Revolve Group, Inc., Class A(x)*	18,233	359,555
Stitch Fix, Inc., Class A*	66,381	339,207

		1,686,123

Textiles, Apparel & Luxury Goods (0.7%)
Unifi, Inc.*	51,822	409,912

Total Consumer Discretionary		5,909,096

Consumer Staples (2.4%)
Food Products (1.1%)
SunOpta, Inc.*	92,140	610,888

Personal Care Products (1.3%)
e.l.f. Beauty, Inc.*	5,996	699,853

Total Consumer Staples		1,310,741

Energy (2.8%)
Energy Equipment & Services (1.2%)
TETRA Technologies, Inc.*	151,616	680,756

Oil, Gas & Consumable Fuels (1.6%)
American Resources Corp.*	201,635	387,139
Matador Resources Co.	8,873	493,605

		880,744

Total Energy		1,561,500

Financials (6.7%)
Banks (1.6%)
Bancorp, Inc. (The)*	14,089	533,973
Brookline Bancorp, Inc.	35,101	374,879

		908,852

Capital Markets (1.2%)
Evercore, Inc., Class A	5,119	691,372

Financial Services (2.1%)
Paymentus Holdings, Inc., Class A(x)*	50,847	574,063
Payoneer Global, Inc.*	107,448	571,623

		1,145,686

Insurance (1.8%)
HCI Group, Inc.(x)	11,457	719,614
Heritage Insurance Holdings, Inc.*	63,830	287,873

		1,007,487

Total Financials		3,753,397

Health Care (24.3%)
Biotechnology (3.3%)
Insmed, Inc.*	26,764	591,217
Kiniksa Pharmaceuticals Ltd., Class A*	34,272	645,684
Veracyte, Inc.*	22,621	620,946

		1,857,847

Health Care Equipment & Supplies (12.1%)
Accuray, Inc.*	134,651	573,613
Alphatec Holdings, Inc.*	54,943	970,843
Apyx Medical Corp.*	51,187	286,135
AtriCure, Inc.*	13,065	723,148
Axogen, Inc.*	56,893	491,556
Cutera, Inc.*	19,890	397,999
Inari Medical, Inc.*	8,873	506,382
Inmode Ltd.*	15,064	646,396
Orthofix Medical, Inc.*	29,007	571,148
Stereotaxis, Inc.(x)*	241,318	374,043
Tandem Diabetes Care, Inc.*	9,349	326,467
TransMedics Group, Inc.*	9,546	889,496

		6,757,226

Health Care Providers & Services (2.5%)
Biodesix, Inc.(x)*	167,022	198,756
PetIQ, Inc., Class A*	15,649	261,964
Talkspace, Inc.*	274,108	474,207
Viemed Healthcare, Inc.*	50,604	427,604

		1,362,531

Health Care Technology (1.7%)
Evolent Health, Inc., Class A*	16,185	491,862
Phreesia, Inc.*	14,723	467,014

		958,876

Life Sciences Tools & Services (1.6%)
Adaptive Biotechnologies Corp.*	51,920	438,205
NanoString Technologies, Inc.*	93,496	445,041

		883,246

Pharmaceuticals (3.1%)
Evolus, Inc.*	50,262	503,625
EyePoint Pharmaceuticals, Inc.*	39,586	494,825
Ocular Therapeutix, Inc.*	56,844	258,072
Revance Therapeutics, Inc.*	20,622	487,298

		1,743,820

Total Health Care		13,563,546

Industrials (26.1%)
Aerospace & Defense (3.5%)
Kratos Defense & Security Solutions, Inc.*	48,459	731,246
Leonardo DRS, Inc.(x)*	71,178	1,187,961

		1,919,207

Building Products (2.7%)
Builders FirstSource, Inc.*	5,349	772,556
Caesarstone Ltd.	35,735	200,116
Griffon Corp.	12,919	538,981

		1,511,653

Commercial Services & Supplies (3.8%)
CECO Environmental Corp.*	41,682	501,851
Enviri Corp.*	46,570	439,155
Heritage-Crystal Clean, Inc.*	17,951	827,003
Performant Financial Corp.*	116,954	359,049

		2,127,058

Construction & Engineering (3.8%)
Matrix Service Co.*	59,623	377,414

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Infrastructure, Inc.*	29,153	$1,748,888

		2,126,302

Electrical Equipment (3.9%)
Babcock & Wilcox Enterprises, Inc.*	97,112	532,174
Beam Global(x)*	14,869	170,696
FTC Solar, Inc.*	114,440	434,872
LSI Industries, Inc.	53,480	673,848
SunPower Corp.(x)*	38,513	380,123

		2,191,713

Machinery (3.5%)
3D Systems Corp.*	44,705	389,380
Commercial Vehicle Group, Inc.*	42,560	446,880
Graham Corp.*	32,225	451,150
Luxfer Holdings plc	27,398	346,859
Manitex International, Inc.*	62,353	313,012

		1,947,281

Professional Services (1.7%)
BlackSky Technology, Inc., Class A(x)*	193,006	384,082
Willdan Group, Inc.*	27,447	553,881

		937,963

Trading Companies & Distributors (3.2%)
Alta Equipment Group, Inc.	33,638	543,254
MRC Global, Inc.*	53,383	602,694
Transcat, Inc.*	7,605	637,907

		1,783,855

Total Industrials		14,545,032

Information Technology (21.6%)
Communications Equipment (3.4%)
CalAmp Corp.*	100,866	93,805
Cambium Networks Corp.*	22,133	358,555
Ceragon Networks Ltd.*	167,637	338,627
Digi International, Inc.*	17,816	747,025
Lantronix, Inc.*	82,536	371,412

		1,909,424

Electronic Equipment, Instruments & Components (6.0%)
Benchmark Electronics, Inc.	21,499	569,938
Identiv, Inc.*	80,391	619,815
Luna Innovations, Inc.*	72,542	655,780
Novanta, Inc.*	4,046	715,737
SmartRent, Inc., Class A*	95,972	381,968
Vuzix Corp.(x)*	79,903	421,888

		3,365,126

IT Services (0.9%)
Endava plc (ADR)*	9,417	494,016

Semiconductors & Semiconductor Equipment (5.8%)
Aehr Test Systems(x)*	16,878	880,356
Amtech Systems, Inc.*	66,545	715,359
Ichor Holdings Ltd.*	15,795	611,582
Kopin Corp.*	271,105	517,811
SkyWater Technology, Inc.(x)*	49,970	488,707

		3,213,815

Software (3.8%)
Docebo, Inc.(x)*	14,772	567,393
Domo, Inc., Class B*	22,084	394,641
EverCommerce, Inc.*	45,631	532,970
Porch Group, Inc.(x)*	127,387	173,246
Zuora, Inc., Class A*	39,586	464,344

		2,132,594

Technology Hardware, Storage & Peripherals (1.7%)
Stratasys Ltd.*	33,346	604,563
Turtle Beach Corp.*	28,812	324,135

		928,698

Total Information Technology		12,043,673

Materials (2.0%)
Chemicals (2.0%)
AdvanSix, Inc.	17,063	684,397
Aspen Aerogels, Inc.*	54,845	457,407

Total Materials		1,141,804

Total Common Stocks (96.5%) (Cost $49,587,688)		53,828,789

EXCHANGE TRADED FUND (ETF):
Equity (0.7%)
iShares Russell 2000 Growth ETF(x)	1,586	402,908

Total Exchange Traded Fund (0.7%) (Cost $390,802)		402,908

SHORT-TERM INVESTMENTS:
Investment Companies (6.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.15% (7 day yield)(xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.15% (7 day yield)(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.49% (7 day yield)	1,394,156	1,394,435

Total Investment Companies		3,394,435

	Principal Amount
Repurchase Agreement (0.5%)
HSBC Securities, Inc., 5.28%, dated 7/31/23, due 8/1/23, repurchase price $288,512, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $294,282.(xx)	$288,469	288,469

Total Short-Term Investments (6.6%) (Cost $3,682,905)		3,682,904

Total Investments in Securities (103.8%) (Cost $53,661,395)		57,914,601
Other Assets Less Liabilities (-3.8%)		(2,130,887)

Net Assets (100%)		$55,783,714

*	Non-income producing.

(x)	All or a portion of security is on loan at July 31, 2023.

(xx)

At July 31, 2023, the Fund had loaned securities with a total value of $2,582,036. This was collateralized by $339,075 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.625%, maturing 8/10/23 – 2/15/53 and by cash of $2,288,469 which was subsequently invested in investment companies and joint repurchase agreements.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$5,909,096	$—	$—	$5,909,096
Consumer Staples	1,310,741	—	—	1,310,741
Energy	1,561,500	—	—	1,561,500
Financials	3,753,397	—	—	3,753,397
Health Care	13,563,546	—	—	13,563,546
Industrials	14,545,032	—	—	14,545,032
Information Technology	12,043,673	—	—	12,043,673
Materials	1,141,804	—	—	1,141,804
Exchange Traded Fund	402,908	—	—	402,908
Short-Term Investments
Investment Companies	3,394,435	—	—	3,394,435
Repurchase Agreement	—	288,469	—	288,469

Total Assets	$57,626,132	$288,469	$—	$57,914,601

Total Liabilities	$—	$—	$—	$—

Total	$57,626,132	$288,469	$—	$57,914,601

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,190,937
Aggregate gross unrealized depreciation	(2,937,731)

Net unrealized appreciation	$4,253,206

Federal income tax cost of investments in securities and derivative instruments, if applicable	$53,661,395

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.2%)
Diversified Telecommunication Services (0.8%)
EchoStar Corp., Class A*	4,500	$87,435
Telesat Corp.*	110,000	1,037,300

		1,124,735

Entertainment (4.4%)
Atlanta Braves Holdings, Inc., Class A(x)*	39,500	1,869,930
Atlanta Braves Holdings, Inc., Class C*	12,100	492,712
Madison Square Garden Entertainment Corp., Class A(x)*	18,500	644,540
Madison Square Garden Sports Corp.	10,500	2,233,875
Sphere Entertainment Co.*	19,000	806,550

		6,047,607

Media (6.8%)
Altice USA, Inc., Class A*	8,000	27,120
AMC Networks, Inc., Class A*	21,500	271,330
Clear Channel Outdoor Holdings, Inc.*	313,000	563,400
Corus Entertainment, Inc., Class B(x)	135,000	148,447
EW Scripps Co. (The), Class A*	26,500	261,290
Grupo Televisa SAB (ADR)(x)	268,000	1,423,080
JCDecaux SE*	23,000	431,169
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,000	126,800
News Corp., Class B	13,000	261,430
Nexstar Media Group, Inc., Class A	10,200	1,904,544
Paramount Global, Class A(x)	50,000	963,000
Sinclair, Inc.(x)	130,000	1,808,300
Sirius XM Holdings, Inc.(x)	27,760	141,576
TEGNA, Inc.	40,000	676,000
WideOpenWest, Inc.*	28,000	230,720

		9,238,206

Wireless Telecommunication Services (1.2%)
Gogo, Inc.*	12,900	194,403
Millicom International Cellular SA(x)*	42,000	656,040
Telephone and Data Systems, Inc.	30,000	240,600
United States Cellular Corp.(x)*	28,000	495,880

		1,586,923

Total Communication Services		17,997,471

Consumer Discretionary (14.1%)
Automobile Components (5.5%)
Dana, Inc.	95,000	1,803,100
Garrett Motion, Inc.*	10,000	77,800
Gentex Corp.	24,000	805,920
Gentherm, Inc.*	2,000	119,540
Goodyear Tire & Rubber Co. (The)*	100,000	1,608,000
Modine Manufacturing Co.*	55,800	2,095,848
Strattec Security Corp.*	40,000	935,600

		7,445,808

Diversified Consumer Services (0.1%)
H&R Block, Inc.	3,000	100,830

Hotels, Restaurants & Leisure (3.7%)
Bally’s Corp.*	17,000	276,760
Caesars Entertainment, Inc.*	28,500	1,682,070
Churchill Downs, Inc.	4,000	463,400
GAN Ltd.*	17,000	31,790
Golden Entertainment, Inc.*	23,000	973,820
Nathan’s Famous, Inc.	18,900	1,513,890
Wynn Resorts Ltd.	800	87,184

		5,028,914

Household Durables (1.0%)
Bassett Furniture Industries, Inc.	22,500	396,000
Lennar Corp., Class B	9,000	1,034,190

		1,430,190

Leisure Products (1.8%)
Brunswick Corp.	14,900	1,286,019
Johnson Outdoors, Inc., Class A	15,000	886,800
Mattel, Inc.*	12,900	274,770
Peloton Interactive, Inc., Class A(x)*	3,700	35,927

		2,483,516

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	6,600	490,974
AutoNation, Inc.*	7,500	1,207,350
Lands’ End, Inc.*	10,000	93,800
Monro, Inc.	16,000	586,400
Valvoline, Inc.	10,000	379,700

		2,758,224

Total Consumer Discretionary		19,247,482

Consumer Staples (10.3%)
Beverages (2.1%)
Boston Beer Co., Inc. (The), Class A*	500	185,720
National Beverage Corp.*	19,000	1,004,150
Remy Cointreau SA*	9,400	1,613,857

		2,803,727

Consumer Staples Distribution & Retail (0.3%)
Ingles Markets, Inc., Class A	2,000	169,600
Village Super Market, Inc., Class A	8,900	207,192

		376,792

Food Products (3.7%)
Bunge Ltd.	3,500	380,345
Calavo Growers, Inc.	29,000	1,094,170
Farmer Bros Co.(x)*	94,000	282,000
Hain Celestial Group, Inc. (The)*	28,000	354,760
J M Smucker Co. (The)	11,500	1,732,475
Maple Leaf Foods, Inc.(x)	47,000	980,882
McCormick & Co., Inc. (Non-Voting)	2,900	255,520

		5,080,152

Household Products (3.4%)
Energizer Holdings, Inc.	62,000	2,213,400
Spectrum Brands Holdings, Inc.	31,000	2,430,710

		4,644,110

Personal Care Products (0.8%)
Edgewell Personal Care Co.	27,300	1,075,893

Total Consumer Staples		13,980,674

Energy (1.7%)
Energy Equipment & Services (1.7%)
Dril-Quip, Inc.*	54,000	1,398,060
RPC, Inc.	104,000	865,280

Total Energy		2,263,340

Financials (1.9%)
Banks (1.6%)
Cadence Bank	9,000	225,450
Flushing Financial Corp.	23,000	362,940
SouthState Corp.	4,500	349,515
Synovus Financial Corp.	37,000	1,254,300

		2,192,205

Capital Markets (0.3%)
Affiliated Managers Group, Inc.	1,000	138,640

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Janus Henderson Group plc	8,000	$234,800

		373,440

Total Financials		2,565,645

Health Care (3.3%)
Health Care Equipment & Supplies (0.7%)
Cutera, Inc.*	29,000	580,290
QuidelOrtho Corp.*	4,400	384,384

		964,674

Health Care Providers & Services (1.0%)
Option Care Health, Inc.*	17,500	591,150
Patterson Cos., Inc.	20,800	684,112

		1,275,262

Health Care Technology (0.5%)
Evolent Health, Inc., Class A*	16,500	501,435
Teladoc Health, Inc.*	6,700	199,459

		700,894

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	121,608

Pharmaceuticals (1.0%)
Harmony Biosciences Holdings, Inc.*	1,500	53,055
Perrigo Co. plc	25,000	916,000
Teva Pharmaceutical Industries Ltd. (ADR)*	48,000	403,200

		1,372,255

Total Health Care		4,434,693

Industrials (38.6%)
Aerospace & Defense (5.1%)
AAR Corp.*	18,100	1,082,380
Kaman Corp.	58,000	1,327,620
Moog, Inc., Class A	10,500	1,107,120
Moog, Inc., Class B	12,900	1,360,176
Textron, Inc.	27,300	2,123,121

		7,000,417

Building Products (2.3%)
AZZ, Inc.	31,000	1,374,230
Griffon Corp.	42,000	1,752,240

		3,126,470

Commercial Services & Supplies (1.8%)
Matthews International Corp., Class A	47,000	2,157,300
OPENLANE, Inc.*	20,000	314,000

		2,471,300

Construction & Engineering (1.6%)
Arcosa, Inc.	13,500	1,041,930
MDU Resources Group, Inc.	2,400	53,088
Valmont Industries, Inc.	4,000	1,059,000

		2,154,018

Machinery (24.5%)
Astec Industries, Inc.	48,000	2,371,200
CIRCOR International, Inc.*	52,000	2,896,400
CNH Industrial NV	31,300	449,468
Commercial Vehicle Group, Inc.*	91,100	956,550
Crane Co.	18,500	1,733,265
Crane NXT Co.	8,000	473,200
Donaldson Co., Inc.	800	50,264
Eastern Co. (The)	26,900	495,767
Enerpac Tool Group Corp., Class A	22,000	604,560
EnPro Industries, Inc.	21,000	2,914,380
Flowserve Corp.	43,000	1,623,680
Gorman-Rupp Co. (The)	11,500	364,550
Graco, Inc.	3,000	237,990
Hyster-Yale Materials Handling, Inc.	40,500	1,934,280
Ingersoll Rand, Inc.	16,000	1,044,320
ITT, Inc.	12,000	1,195,200
Iveco Group NV (Borsa Italiana Exchange)*	52,200	495,080
Iveco Group NV (OTC Exchange)*	7,800	75,036
Kennametal, Inc.	18,500	563,880
L B Foster Co., Class A*	42,000	588,840
Manitowoc Co., Inc. (The)*	16,800	304,416
Mueller Industries, Inc.	31,700	2,569,602
Mueller Water Products, Inc., Class A	13,700	220,433
Park-Ohio Holdings Corp.	72,000	1,387,440
Shyft Group, Inc. (The)	4,000	57,720
Snap-on, Inc.	5,200	1,416,688
Tennant Co.	11,500	922,760
Terex Corp.	9,700	568,711
Timken Co. (The)	1,000	92,860
Toro Co. (The)	5,300	538,745
Trinity Industries, Inc.	75,000	1,966,500
Twin Disc, Inc.*	111,000	1,443,000
Watts Water Technologies, Inc., Class A	4,500	839,385

		33,396,170

Trading Companies & Distributors (3.3%)
Ashtead Group plc	2,300	170,077
GATX Corp.	12,900	1,617,144
Herc Holdings, Inc.	20,000	2,676,600

		4,463,821

Total Industrials		52,612,196

Information Technology (1.7%)
Electronic Equipment, Instruments & Components (0.5%)
Landis+Gyr Group AG	8,900	769,520

IT Services (0.7%)
Kyndryl Holdings, Inc.*	68,000	928,880

Software (0.5%)
A10 Networks, Inc.	12,000	186,240
NCR Corp.*	18,000	483,840

		670,080

Total Information Technology		2,368,480

Materials (7.6%)
Chemicals (4.7%)
Axalta Coating Systems Ltd.*	23,500	752,000
Core Molding Technologies, Inc.*	75,500	1,821,060
Element Solutions, Inc.	65,900	1,381,264
HB Fuller Co.	9,700	718,091
Huntsman Corp.	10,000	297,700
Scotts Miracle-Gro Co. (The)	20,000	1,400,800

		6,370,915

Construction Materials (0.0%)†
Knife River Corp.*	600	26,082

Containers & Packaging (1.7%)
Ardagh Metal Packaging SA	35,000	132,300
Greif, Inc., Class A	19,000	1,405,430
Myers Industries, Inc.	42,000	823,620

		2,361,350

Metals & Mining (1.2%)
Ampco-Pittsburgh Corp.*	85,000	307,700
Freeport-McMoRan, Inc.	18,500	826,025
Tredegar Corp.	60,000	415,200

		1,548,925

Total Materials		10,307,272

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.0%)
Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	2,500	$238,225

Real Estate Management & Development (0.8%)
Seritage Growth Properties (REIT), Class A(x)*	16,000	150,240
St Joe Co. (The)	16,100	1,022,028

		1,172,268

Total Real Estate		1,410,493

Utilities (2.3%)
Gas Utilities (1.5%)
National Fuel Gas Co.	21,500	1,141,865
Southwest Gas Holdings, Inc.	14,000	923,160

		2,065,025

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp. (The)	50,000	1,081,500

Total Utilities		3,146,525

Total Common Stocks (95.7%) (Cost $104,621,208)		130,334,271

	Number of Rights
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)* (Cost $—)	6,250	18,391

	Number of Warrants
WARRANTS:
Energy (0.0%)†
Energy Equipment & Services (0.0%)†
Weatherford International plc, expiring 12/13/23*	1,117	1,955

Total Energy		1,955

Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Option Care Health, Inc., expiring 6/30/25*	22	7

Total Health Care		7

Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25*	30,000	14,211

Total Materials		14,211

Total Warrants (0.0%)† (Cost $—)		16,173

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (3.9%)
BlackRock Liquidity FedFund, Institutional Shares 5.15% (7 day yield)(xx)	800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 5.15% (7 day yield)(xx)	800,000	800,000
JPMorgan Prime Money Market Fund, IM Shares 5.49% (7 day yield)	3,734,628	3,735,375

Total Investment Companies		5,335,375

	Principal Amount
Repurchase Agreement (1.0%)
HSBC Securities, Inc., 5.28%, dated 7/31/23, due 8/1/23, repurchase price $1,325,341, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $1,351,847.(xx)	$1,325,146	1,325,146

Total Short-Term Investments (4.9%) (Cost $6,660,521)		6,660,521

Total Investments in Securities (100.6%) (Cost $111,281,729)		137,029,356
Other Assets Less Liabilities (-0.6%)		(771,552)

Net Assets (100%)		$136,257,804

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at July 31, 2023.

(xx)

At July 31, 2023, the Fund had loaned securities with a total value of $3,314,550. This was collateralized by $617,797 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.491%, maturing 8/10/23 – 2/15/53 and by cash of $2,925,146 which was subsequently invested in investment companies and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$17,566,302	$431,169	$—	$17,997,471
Consumer Discretionary	19,247,482	—	—	19,247,482
Consumer Staples	12,111,297	1,869,377	—	13,980,674
Energy	2,263,340	—	—	2,263,340
Financials	2,565,645	—	—	2,565,645
Health Care	4,434,693	—	—	4,434,693
Industrials	50,016,060	2,596,136	—	52,612,196
Information Technology	1,598,960	769,520	—	2,368,480
Materials	10,307,272	—	—	10,307,272
Real Estate	1,410,493	—	—	1,410,493
Utilities	3,146,525	—	—	3,146,525
Rights
Industrials	—	—	18,391	18,391
Short-Term Investments
Investment Companies	5,335,375	—	—	5,335,375
Repurchase Agreement	—	1,325,146	—	1,325,146
Warrants
Energy	1,955	—	—	1,955
Health Care	—	7	—	7
Materials	14,211	—	—	14,211

Total Assets	$130,019,610	$6,991,355	$18,391	$137,029,356

Total Liabilities	$—	$—	$—	$—

Total	$130,019,610	$6,991,355	$18,391	$137,029,356

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,856,749
Aggregate gross unrealized depreciation	(10,284,089)

Net unrealized appreciation	$22,572,660

Federal income tax cost of investments in securities and derivative instruments, if applicable	$114,456,696

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (95.7%)
Communication Services (11.1%)
Diversified Telecommunication Services (4.0%)
Altice France SA
8.125%, 2/1/27§	$200,000	$163,000
CCO Holdings LLC
5.500%, 5/1/26§	187,000	182,606
6.375%, 9/1/29§	290,000	276,225
4.750%, 3/1/30§	175,000	151,813
4.500%, 5/1/32	346,000	282,121
4.500%, 6/1/33§	352,000	277,411
Level 3 Financing, Inc.
4.250%, 7/1/28§	191,000	135,133
Lumen Technologies, Inc.
5.125%, 12/15/26(x)§	235,000	122,200
5.375%, 6/15/29§	244,000	97,600
Sprint Capital Corp.
8.750%, 3/15/32	161,000	194,125
Windstream Escrow LLC
7.750%, 8/15/28§	219,000	182,865
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	356,000	254,540
6.125%, 3/1/28§	268,000	164,820

		2,484,459

Entertainment (0.9%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29(x)§	238,000	162,016
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	169,000	166,887
6.500%, 5/15/27(x)§	186,000	186,349

		515,252

Interactive Media & Services (0.1%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	187,000	50,490

Media (5.9%)
CSC Holdings LLC
11.250%, 5/15/28§	200,000	197,750
5.750%, 1/15/30§	200,000	103,000
Gray Television, Inc.
4.750%, 10/15/30§	314,000	216,987
McGraw-Hill Education, Inc.
8.000%, 8/1/29(x)§	339,000	289,845
Nexstar Media, Inc.
5.625%, 7/15/27§	351,000	328,721
Outfront Media Capital LLC
5.000%, 8/15/27§	372,000	341,310
Sinclair Television Group, Inc.
5.500%, 3/1/30§	161,000	80,500
Sirius XM Radio, Inc.
3.125%, 9/1/26§	304,000	273,430
3.875%, 9/1/31§	259,000	202,833
Stagwell Global LLC
5.625%, 8/15/29§	315,000	266,836
TEGNA, Inc.
4.750%, 3/15/26§	253,000	241,995
5.000%, 9/15/29	174,000	155,077
Univision Communications, Inc.
7.375%, 6/30/30§	250,000	243,125
Videotron Ltd.
3.625%, 6/15/29§	195,000	169,650
VZ Secured Financing BV
5.000%, 1/15/32§	270,000	218,616
Ziggo Bond Co. BV
6.000%, 1/15/27§	350,000	323,750

		3,653,425

Wireless Telecommunication Services (0.2%)
Sprint LLC
7.625%, 3/1/26	114,000	118,532

Total Communication Services		6,822,158

Consumer Discretionary (15.7%)
Automobile Components (0.4%)
Clarios Global LP
6.750%, 5/15/28(x)§	231,000	231,289

Automobiles (0.5%)
Ford Motor Co.
6.625%, 10/1/28(x)	271,000	275,065

Broadline Retail (0.7%)
Getty Images, Inc.
9.750%, 3/1/27§	448,000	444,640

Distributors (1.0%)
Ritchie Bros Holdings, Inc.
7.750%, 3/15/31§	261,000	272,001
Windsor Holdings III LLC
8.500%, 6/15/30(x)§	370,000	371,850

		643,851

Diversified Consumer Services (0.3%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	193,250

Hotels, Restaurants & Leisure (8.8%)
1011778 BC ULC
5.750%, 4/15/25§	164,000	162,975
3.875%, 1/15/28§	96,000	87,840
Caesars Entertainment, Inc.
6.250%, 7/1/25§	372,000	369,842
4.625%, 10/15/29(x)§	164,000	144,320
7.000%, 2/15/30§	62,000	62,620
Carnival Corp.
6.000%, 5/1/29§	405,000	363,994
CDI Escrow Issuer, Inc.
5.750%, 4/1/30§	347,000	322,276
CEC Entertainment LLC
6.750%, 5/1/26§	211,000	202,560
Churchill Downs, Inc.
5.500%, 4/1/27§	175,000	169,313
Dave & Buster’s, Inc.
7.625%, 11/1/25§	319,000	322,987
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	267,000	262,995
3.625%, 2/15/32§	228,000	190,665
Life Time, Inc.
5.750%, 1/15/26(x)§	382,000	373,405
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	232,000	190,240
NCL Corp. Ltd.
8.375%, 2/1/28§	218,000	226,992
Ontario Gaming GTA LP
8.000%, 8/1/30§	203,000	204,522

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	$368,000	$349,600
11.625%, 8/15/27§	156,000	169,849
Scientific Games Holdings LP
6.625%, 3/1/30(x)§	219,000	193,589
Six Flags Entertainment Corp.
7.250%, 5/15/31(x)§	190,000	180,975
Station Casinos LLC
4.500%, 2/15/28§	303,000	272,700
4.625%, 12/1/31§	214,000	180,830
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	203,000	185,238
Yum! Brands, Inc.
5.375%, 4/1/32	226,000	213,177

		5,403,504

Household Durables (0.8%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	328,000	308,320
Newell Brands, Inc.
6.625%, 9/15/29(x)	185,000	182,687

		491,007

Specialty Retail (2.6%)
Asbury Automotive Group, Inc.
5.000%, 2/15/32§	204,000	177,329
LBM Acquisition LLC
6.250%, 1/15/29§	256,000	220,160
LCM Investments Holdings II LLC
4.875%, 5/1/29§	218,000	189,440
Sonic Automotive, Inc.
4.875%, 11/15/31(x)§	245,000	203,656
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	411,000	390,964
SRS Distribution, Inc.
6.000%, 12/1/29(x)§	209,000	180,001
White Cap Buyer LLC
6.875%, 10/15/28(x)§	271,000	243,900

		1,605,450

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc.
4.125%, 8/15/31§	174,000	139,009
Hanesbrands, Inc.
9.000%, 2/15/31(x)§	224,000	228,200

		367,209

Total Consumer Discretionary		9,655,265

Consumer Staples (4.7%)
Beverages (0.3%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	220,000	191,400

Consumer Staples Distribution & Retail (1.4%)
Albertsons Cos., Inc.
3.250%, 3/15/26§	164,000	151,970
Performance Food Group, Inc.
6.875%, 5/1/25§	193,000	193,000
United Natural Foods, Inc.
6.750%, 10/15/28§	274,000	227,420
US Foods, Inc.
4.625%, 6/1/30§	318,000	285,008

		857,398

Food Products (1.5%)
Post Holdings, Inc.
5.750%, 3/1/27§	118,000	115,493
4.625%, 4/15/30§	124,000	109,312
4.500%, 9/15/31§	289,000	244,927
Sigma Holdco BV
7.875%, 5/15/26(x)§	200,000	174,000
Simmons Foods, Inc.
4.625%, 3/1/29§	365,000	302,950

		946,682

Household Products (0.9%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	272,000	243,467
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27(x)§	211,000	184,889
Spectrum Brands, Inc.
5.500%, 7/15/30§	21,000	19,215
3.875%, 3/15/31(x)§	88,000	71,940

		519,511

Personal Care Products (0.6%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	108,000	101,520
Prestige Brands, Inc.
3.750%, 4/1/31§	308,000	257,180

		358,700

Total Consumer Staples		2,873,691

Energy (8.6%)
Energy Equipment & Services (0.6%)
Precision Drilling Corp.
7.125%, 1/15/26§	228,000	226,290
Transocean, Inc.
8.750%, 2/15/30§	162,000	167,873

		394,163

Oil, Gas & Consumable Fuels (8.0%)
Aethon United BR LP
8.250%, 2/15/26§	238,000	236,215
Antero Resources Corp.
7.625%, 2/1/29§	120,000	122,700
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	234,000	228,735
Blue Racer Midstream LLC
7.625%, 12/15/25§	118,000	118,715
6.625%, 7/15/26§	230,000	225,688
Callon Petroleum Co.
7.500%, 6/15/30(x)§	128,000	123,840
Crescent Energy Finance LLC
7.250%, 5/1/26§	291,000	285,180
Crestwood Midstream Partners LP
6.000%, 2/1/29§	369,000	346,860
7.375%, 2/1/31§	142,000	142,028
CrownRock LP
5.625%, 10/15/25§	293,000	288,605
Delek Logistics Partners LP
6.750%, 5/15/25	319,000	311,025

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	$205,000	$188,088
Genesis Energy LP
8.000%, 1/15/27	197,000	193,060
7.750%, 2/1/28	382,000	368,630
Holly Energy Partners LP
5.000%, 2/1/28§	181,000	169,461
Kinetik Holdings LP
5.875%, 6/15/30(x)§	313,000	300,871
NuStar Logistics LP
5.750%, 10/1/25	186,000	182,739
6.000%, 6/1/26	175,000	171,871
Permian Resources Operating LLC
5.875%, 7/1/29(x)§	151,000	143,450
Southwestern Energy Co.
4.750%, 2/1/32	166,000	146,910
Summit Midstream Holdings LLC
9.000%, 10/15/26(e)§	290,000	284,925
Sunoco LP
4.500%, 4/30/30	358,000	316,830

		4,896,426

Total Energy		5,290,589

Financials (6.8%)
Capital Markets (0.1%)
Aretec Escrow Issuer, Inc.
7.500%, 4/1/29(x)§	111,000	99,290

Consumer Finance (2.7%)
Bread Financial Holdings, Inc.
4.750%, 12/15/24§	160,000	155,483
7.000%, 1/15/26§	167,000	160,258
Ford Motor Credit Co. LLC
2.300%, 2/10/25	200,000	186,764
6.950%, 6/10/26	200,000	200,960
4.950%, 5/28/27	200,000	189,500
7.350%, 3/6/30	200,000	206,500
4.000%, 11/13/30	322,000	275,713
GGAM Finance Ltd.
8.000%, 6/15/28§	280,000	284,200

		1,659,378

Financial Services (2.8%)
Armor Holdco, Inc.
8.500%, 11/15/29§	145,000	123,431
Freedom Mortgage Corp.
8.250%, 4/15/25(x)§	281,000	276,695
6.625%, 1/15/27§	242,000	212,925
PHH Mortgage Corp.
7.875%, 3/15/26§	156,000	141,180
Rocket Mortgage LLC
2.875%, 10/15/26§	129,000	114,810
Shift4 Payments LLC
4.625%, 11/1/26§	335,000	314,481
Verscend Escrow Corp.
9.750%, 8/15/26§	531,000	531,000

		1,714,522

Insurance (1.2%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	196,000	185,710
BroadStreet Partners, Inc.
5.875%, 4/15/29§	236,000	209,653
HUB International Ltd.
7.000%, 5/1/26§	352,000	349,360

		744,723

Total Financials		4,217,913

Health Care (7.4%)
Biotechnology (0.3%)
Grifols SA
4.750%, 10/15/28(x)§	200,000	175,476

Health Care Equipment & Supplies (1.2%)
Garden Spinco Corp.
8.625%, 7/20/30§	107,000	116,095
Medline Borrower LP
3.875%, 4/1/29§	296,000	259,000
5.250%, 10/1/29(x)§	220,000	193,600
Varex Imaging Corp.
7.875%, 10/15/27§	152,000	151,240

		719,935

Health Care Providers & Services (2.6%)
AdaptHealth LLC
6.125%, 8/1/28§	247,000	222,300
5.125%, 3/1/30§	229,000	188,925
HealthEquity, Inc.
4.500%, 10/1/29§	323,000	289,117
Heartland Dental LLC
10.500%, 4/30/28(x)§	147,000	147,184
Tenet Healthcare Corp.
4.875%, 1/1/26	348,000	335,507
6.125%, 6/15/30	184,000	178,167
US Acute Care Solutions LLC
6.375%, 3/1/26§	299,000	260,689

		1,621,889

Health Care Technology (1.1%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	193,816
5.000%, 5/15/27§	260,000	250,128
5.700%, 5/15/28§	200,000	198,616

		642,560

Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc.
7.500%, 7/1/30§	72,000	73,404

Pharmaceuticals (2.1%)
1375209 BC Ltd.
9.000%, 1/30/28(x)§	91,000	91,000
Bausch Health Cos., Inc.
5.500%, 11/1/25(x)§	310,000	277,450
11.000%, 9/30/28(x)§	188,000	138,825
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	262,000	245,625
3.500%, 4/1/30§	245,000	204,575
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	181,000
Organon & Co.
5.125%, 4/30/31§	200,000	168,971

		1,307,446

Total Health Care		4,540,710

Industrials (13.3%)
Aerospace & Defense (0.3%)
Rolls-Royce plc
5.750%, 10/15/27§	200,000	196,000

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Building Products (1.9%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	$120,000	$119,100
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	116,000	113,100
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	152,000	125,780
Emerald Debt Merger Sub LLC
6.625%, 12/15/30§	229,000	226,996
JELD-WEN, Inc.
6.250%, 5/15/25(x)§	111,000	112,110
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	188,000	175,385
Standard Industries, Inc.
4.375%, 7/15/30§	209,000	180,459
Summit Materials LLC
5.250%, 1/15/29§	124,000	116,983

		1,169,913

Commercial Services & Supplies (5.5%)
ACCO Brands Corp.
4.250%, 3/15/29§	244,000	208,920
ADT Security Corp. (The)
4.875%, 7/15/32(x)§	218,000	187,480
Allied Universal Holdco LLC
6.625%, 7/15/26§	404,000	384,810
9.750%, 7/15/27§	314,000	287,080
6.000%, 6/1/29(x)§	48,000	36,000
Aramark Services, Inc.
5.000%, 4/1/25§	259,000	254,791
6.375%, 5/1/25§	285,000	283,931
Garda World Security Corp.
9.500%, 11/1/27(x)§	410,000	400,262
6.000%, 6/1/29§	299,000	248,918
GFL Environmental, Inc.
5.125%, 12/15/26§	220,000	213,400
Madison IAQ LLC
5.875%, 6/30/29(x)§	132,000	110,374
Matthews International Corp.
5.250%, 12/1/25§	591,000	571,054
Neptune Bidco US, Inc.
9.290%, 4/15/29§	170,000	156,400
OPENLANE, Inc.
5.125%, 6/1/25§	61,000	59,457

		3,402,877

Construction & Engineering (1.2%)
Brand Industrial Services, Inc.
10.375%, 8/1/30§	50,000	50,985
Dycom Industries, Inc.
4.500%, 4/15/29(x)§	248,000	224,440
Pike Corp.
5.500%, 9/1/28§	295,000	265,500
Weekley Homes LLC
4.875%, 9/15/28§	172,000	153,725

		694,650

Ground Transportation (2.3%)
EquipmentShare.com, Inc.
9.000%, 5/15/28§	90,000	88,961
NESCO Holdings II, Inc.
5.500%, 4/15/29§	337,000	305,490
Watco Cos. LLC
6.500%, 6/15/27§	503,000	480,365
Williams Scotsman International, Inc.
6.125%, 6/15/25§	116,000	115,420
XPO Escrow Sub LLC
7.500%, 11/15/27§	222,000	228,733
XPO, Inc.
7.125%, 6/1/31§	212,000	213,590

		1,432,559

Machinery (0.7%)
ATS Corp.
4.125%, 12/15/28§	217,000	193,412
Chart Industries, Inc.
7.500%, 1/1/30§	211,000	214,693

		408,105

Professional Services (0.6%)
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29(x)§	244,000	215,940
Science Applications International Corp.
4.875%, 4/1/28§	178,000	165,797

		381,737

Trading Companies & Distributors (0.8%)
Beacon Roofing Supply, Inc.
6.500%, 8/1/30§	162,000	161,797
WESCO Distribution, Inc.
7.250%, 6/15/28§	326,000	332,113

		493,910

Total Industrials		8,179,751

Information Technology (12.7%)
Communications Equipment (1.5%)
CommScope Technologies LLC
6.000%, 6/15/25§	150,000	135,187
CommScope, Inc.
6.000%, 3/1/26(x)§	375,000	343,253
8.250%, 3/1/27§	242,000	183,315
4.750%, 9/1/29(x)§	361,000	277,067

		938,822

Electronic Equipment, Instruments & Components (0.3%)
Likewize Corp.
9.750%, 10/15/25(x)§	194,000	186,240

IT Services (1.6%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	202,000	173,720
ION Trading Technologies Sarl
5.750%, 5/15/28(x)§	200,000	173,500
Northwest Fiber LLC
6.000%, 2/15/28§	258,000	203,820
Presidio Holdings, Inc.
8.250%, 2/1/28(x)§	190,000	184,243
Unisys Corp.
6.875%, 11/1/27(x)§	348,000	283,182

		1,018,465

Software (9.3%)
ACI Worldwide, Inc.
5.750%, 8/15/26(x)§	287,000	280,901

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Alteryx, Inc.
8.750%, 3/15/28(x)§	$202,000	$195,031
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	372,000	313,708
Boxer Parent Co., Inc.
7.125%, 10/2/25§	305,000	305,763
Camelot Finance SA
4.500%, 11/1/26§	296,000	277,870
Capstone Borrower, Inc.
8.000%, 6/15/30(x)§	131,000	129,691
Central Parent, Inc.
7.250%, 6/15/29§	164,000	162,360
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	442,000	391,113
Cloud Software Group, Inc.
6.500%, 3/31/29§	163,000	145,885
9.000%, 9/30/29§	262,000	233,914
Gen Digital, Inc.
5.000%, 4/15/25§	328,000	320,318
7.125%, 9/30/30(x)§	251,000	252,933
Helios Software Holdings, Inc.
4.625%, 5/1/28(x)§	200,000	173,000
McAfee Corp.
7.375%, 2/15/30§	382,000	329,952
NCR Corp.
5.000%, 10/1/28§	245,000	222,031
5.125%, 4/15/29§	344,000	307,880
Open Text Holdings, Inc.
4.125%, 12/1/31§	402,000	332,152
Rocket Software, Inc.
6.500%, 2/15/29§	326,000	273,840
SS&C Technologies, Inc.
5.500%, 9/30/27§	536,000	515,568
ZoomInfo Technologies LLC
3.875%, 2/1/29(x)§	638,000	547,085

		5,710,995

Total Information Technology		7,854,522

Materials (11.3%)
Chemicals (4.9%)
Avient Corp.
7.125%, 8/1/30§	198,000	199,728
Axalta Coating Systems LLC
4.750%, 6/15/27§	178,000	168,691
HB Fuller Co.
4.250%, 10/15/28	218,000	195,110
Illuminate Buyer LLC
9.000%, 7/1/28(x)§	510,000	463,462
INEOS Quattro Finance 2 plc
3.375%, 1/15/26(x)§	200,000	181,400
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	233,000	194,143
Minerals Technologies, Inc.
5.000%, 7/1/28§	320,000	293,200
NOVA Chemicals Corp.
4.875%, 6/1/24§	144,000	140,400
Nufarm Australia Ltd.
5.000%, 1/27/30§	300,000	266,250
Olin Corp.
5.625%, 8/1/29(x)	214,000	207,179
Olympus Water US Holding Corp.
4.250%, 10/1/28§	343,000	270,970
6.250%, 10/1/29§	200,000	144,750
WR Grace Holdings LLC
5.625%, 8/15/29(x)§	366,000	308,126

		3,033,409

Containers & Packaging (6.1%)
ARD Finance SA
6.500%, 6/30/27 PIK§	400,000	325,000
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29(x)§	200,000	163,500
Ardagh Packaging Finance plc
4.125%, 8/15/26§	200,000	187,380
Ball Corp.
6.875%, 3/15/28	164,000	167,280
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30(x)§	269,000	243,445
Crown Americas LLC
5.250%, 4/1/30(x)	163,000	155,002
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	248,000	219,463
LABL, Inc.
6.750%, 7/15/26§	219,000	214,072
10.500%, 7/15/27§	438,000	416,100
5.875%, 11/1/28(x)§	158,000	143,780
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26§	210,000	208,425
9.250%, 4/15/27(x)§	500,000	463,750
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	210,000	208,162
7.250%, 5/15/31§	146,000	148,094
Sealed Air Corp.
6.125%, 2/1/28§	103,000	101,970
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	400,000	379,848

		3,745,271

Metals & Mining (0.3%)
Kaiser Aluminum Corp.
4.500%, 6/1/31§	212,000	173,177

Total Materials		6,951,857

Real Estate (3.5%)
Diversified REITs (0.3%)
VICI Properties LP (REIT)
4.625%, 6/15/25§	180,000	174,242

Hotel & Resort REITs (1.3%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	204,000	187,680
4.875%, 5/15/29§	338,000	294,165
XHR LP (REIT)
6.375%, 8/15/25§	214,000	210,522
4.875%, 6/1/29(x)§	125,000	108,750

		801,117

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Real Estate Management & Development (1.4%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28(x)§	$224,000	$204,960
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	470,000	458,838
Howard Hughes Corp. (The)
4.375%, 2/1/31§	273,000	225,143

		888,941

Specialized REITs (0.5%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	300,000	277,500

Total Real Estate		2,141,800

Utilities (0.6%)
Water Utilities (0.6%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26(x)§	384,000	375,110

Total Utilities		375,110

Total Corporate Bonds		58,903,366

Total Long-Term Debt Securities (95.7%) (Cost $62,790,271)		58,903,366

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (10.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.15% (7 day yield)(xx)	2,700,000	2,700,000
Dreyfus Treasury Obligations Cash Management Fund 5.15% (7 day yield)(xx)	2,700,000	2,700,000
JPMorgan Prime Money Market Fund, IM Shares 5.49% (7 day yield)	1,041,730	1,041,938

Total Investment Companies		6,441,938

	Principal Amount
Repurchase Agreement (6.3%)
HSBC Securities, Inc., 5.28%, dated 7/31/23,due 8/1/23, repurchase price $3,868,577,collateralized by various U.S. Government Treasury Securities,ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $3,945,949.(xx)	$3,868,010	3,868,010

Total Short-Term Investments (16.7%) (Cost $10,309,949)		10,309,948

Total Investments in Securities (112.4%) (Cost $73,100,220)		69,213,314
Other Assets Less Liabilities (-12.4%)		(7,632,352)

Net Assets (100%)		$61,580,962

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2023, the market value of these securities amounted to $53,493,835 or 86.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2023. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at July 31, 2023.

(xx)

At July 31, 2023, the Fund had loaned securities with a total value of $9,124,651. This was collateralized by $66,142 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 8/15/23 – 2/15/53 and by cash of $9,268,010 which was subsequently invested in investment companies and joint repurchase agreements.

Glossary:

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$6,822,158	$—	$6,822,158
Consumer Discretionary	—	9,655,265	—	9,655,265
Consumer Staples	—	2,873,691	—	2,873,691
Energy	—	5,290,589	—	5,290,589
Financials	—	4,217,913	—	4,217,913
Health Care	—	4,540,710	—	4,540,710
Industrials	—	8,179,751	—	8,179,751
Information Technology	—	7,854,522	—	7,854,522
Materials	—	6,951,857	—	6,951,857
Real Estate	—	2,141,800	—	2,141,800
Utilities	—	375,110	—	375,110
Short-Term Investments
Investment Companies	6,441,938	—	—	6,441,938
Repurchase Agreement	—	3,868,010	—	3,868,010

Total Assets	$6,441,938	$62,771,376	$—	$69,213,314

Total Liabilities	$—	$—	$—	$—

Total	$6,441,938	$62,771,376	$—	$69,213,314

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$479,335
Aggregate gross unrealized depreciation	(4,665,327)

Net unrealized depreciation	$(4,185,992)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$73,399,306

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.7%)
Anchorage Capital CLO 17 Ltd.,
Series 2021-17A A1
6.740%, 7/15/34(l)§	$250,000	$246,875
Magnetite XXVII Ltd.,
Series 2020-27A AR
6.728%, 10/20/34(l)§	335,000	333,252
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR
6.793%, 10/25/34(l)§	340,000	333,918
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	23,899	23,601

Total Asset-Backed Securities		937,646

Convertible Bonds (1.0%)
Communication Services (0.1%)
Interactive Media & Services (0.1%)
Liberty TripAdvisor Holdings, Inc.
0.500%, 6/30/51§	70,000	57,610

Total Communication Services		57,610

Consumer Discretionary (0.1%)
Hotels, Restaurants & Leisure (0.1%)
Carnival Corp.
5.750%, 12/1/27§	27,000	44,861

Total Consumer Discretionary		44,861

Consumer Staples (0.2%)
Personal Care Products (0.2%)
Beauty Health Co. (The)
1.250%, 10/1/26§	160,000	126,400

Total Consumer Staples		126,400

Financials (0.1%)
Financial Services (0.1%)
Block, Inc.
0.125%, 3/1/25	55,000	54,340

Total Financials		54,340

Industrials (0.5%)
Electrical Equipment (0.5%)
Stem, Inc.
0.500%, 12/1/28§	390,000	240,348

Total Industrials		240,348

Total Convertible Bonds		523,559

Corporate Bonds (43.2%)
Communication Services (3.3%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.400%, 2/15/34	250,000	245,691
Consolidated Communications, Inc.
6.500%, 10/1/28§	67,000	52,260
Telecom Italia Capital SA
7.200%, 7/18/36	78,000	66,871

		364,822

Entertainment (0.2%)
Cinemark USA, Inc.
5.250%, 7/15/28§	61,000	53,222
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	65,000	44,248

		97,470

Interactive Media & Services (0.4%)
Cars.com, Inc.
6.375%, 11/1/28§	55,000	51,425
TripAdvisor, Inc.
7.000%, 7/15/25§	150,000	150,375

		201,800

Media (0.9%)
CMG Media Corp.
8.875%, 12/15/27§	46,000	35,535
Directv Financing LLC
5.875%, 8/15/27§	114,000	102,176
DISH DBS Corp.
5.875%, 11/15/24	180,000	165,600
5.125%, 6/1/29	133,000	66,525
Gannett Holdings LLC
6.000%, 11/1/26§	12,000	10,329
Sinclair Television Group, Inc.
5.500%, 3/1/30§	55,000	27,500
Spanish Broadcasting System, Inc.
9.750%, 3/1/26§	17,000	11,560
Townsquare Media, Inc.
6.875%, 2/1/26§	51,000	49,151
Urban One, Inc.
7.375%, 2/1/28§	55,000	48,415

		516,791

Wireless Telecommunication Services (1.1%)
Kenbourne Invest SA
6.875%, 11/26/24§	200,000	173,542
Millicom International Cellular SA
4.500%, 4/27/31(m)	245,000	194,991
T-Mobile USA, Inc.
4.800%, 7/15/28(x)	260,000	254,328

		622,861

Total Communication Services		1,803,744

Consumer Discretionary (7.2%)
Automobile Components (1.0%)
Clarios Global LP
8.500%, 5/15/27§	55,000	55,688
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	142,000	145,195
JB Poindexter & Co., Inc.
7.125%, 4/15/26§	49,000	48,374
Magna International, Inc.
5.980%, 3/21/26	265,000	264,773
Patrick Industries, Inc.
4.750%, 5/1/29§	67,000	57,955

		571,985

Automobiles (0.2%)
PM General Purchaser LLC
9.500%, 10/1/28§	55,000	53,625

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Thor Industries, Inc.
4.000%, 10/15/29§	$67,000	$57,387

		111,012

Broadline Retail (0.2%)
ANGI Group LLC
3.875%, 8/15/28§	59,000	49,396
Millennium Escrow Corp.
6.625%, 8/1/26§	36,000	26,820
NMG Holding Co., Inc.
7.125%, 4/1/26§	38,000	35,292

		111,508

Distributors (0.3%)
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/28§	57,000	52,226
Resideo Funding, Inc.
4.000%, 9/1/29§	109,000	92,650

		144,876

Diversified Consumer Services (0.3%)
Grand Canyon University
4.125%, 10/1/24	105,000	98,962
WW International, Inc.
4.500%, 4/15/29§	52,000	36,920

		135,882

Hotels, Restaurants & Leisure (1.8%)
Affinity Interactive
6.875%, 12/15/27§	10,000	8,875
Bloomin’ Brands, Inc.
5.125%, 4/15/29§	60,000	54,375
Carnival Corp.
7.625%, 3/1/26§	15,000	14,756
5.750%, 3/1/27§	184,000	170,200
CEC Entertainment LLC
6.750%, 5/1/26§	53,000	50,880
Expedia Group, Inc.
2.950%, 3/15/31	265,000	222,724
GPS Hospitality Holding Co. LLC
7.000%, 8/15/28§	30,000	19,650
MGM Resorts International
6.750%, 5/1/25	69,000	69,086
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	57,000	50,445
NCL Corp. Ltd.
3.625%, 12/15/24§	65,000	62,400
Royal Caribbean Cruises Ltd.
7.500%, 10/15/27	142,000	143,420
Sizzling Platter LLC
8.500%, 11/28/25§	57,000	55,931
Viking Cruises Ltd.
5.875%, 9/15/27§	63,000	58,827

		981,569

Household Durables (2.2%)
Ashton Woods USA LLC
4.625%, 8/1/29§	61,000	52,613
Beazer Homes USA, Inc.
5.875%, 10/15/27	64,000	61,440
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	52,000	48,880
Century Communities, Inc.
3.875%, 8/15/29§	117,000	101,436
KB Home
4.800%, 11/15/29	50,000	46,000
7.250%, 7/15/30	50,000	51,031
LGI Homes, Inc.
4.000%, 7/15/29§	104,000	87,100
M/I Homes, Inc.
4.950%, 2/1/28	117,000	109,980
Meritage Homes Corp.
5.125%, 6/6/27(x)	120,000	116,100
Shea Homes LP
4.750%, 2/15/28	113,000	102,265
Taylor Morrison Communities, Inc.
5.875%, 6/15/27§	117,000	115,391
Tempur Sealy International, Inc.
4.000%, 4/15/29§	135,000	116,438
TopBuild Corp.
3.625%, 3/15/29§	124,000	108,500
Tri Pointe Homes, Inc.
5.250%, 6/1/27(x)	121,000	116,765

		1,233,939

Leisure Products (0.1%)
Vista Outdoor, Inc.
4.500%, 3/15/29(x)§	59,000	50,150

Specialty Retail (0.9%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	137,000	119,532
Group 1 Automotive, Inc.
4.000%, 8/15/28§	116,000	102,370
GYP Holdings III Corp.
4.625%, 5/1/29§	53,000	47,038
LSF9 Atlantis Holdings LLC
7.750%, 2/15/26§	62,000	58,125
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	55,000	52,319
Upbound Group, Inc.
6.375%, 2/15/29§	60,000	55,050
Valvoline, Inc.
3.625%, 6/15/31§	64,000	52,560

		486,994

Textiles, Apparel & Luxury Goods (0.2%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	57,000	55,860
Wolverine World Wide, Inc.
4.000%, 8/15/29(x)§	60,000	46,743

		102,603

Total Consumer Discretionary		3,930,518

Consumer Staples (0.6%)
Food Products (0.3%)
B&G Foods, Inc.
5.250%, 4/1/25	34,000	32,300
Lamb Weston Holdings, Inc.
4.125%, 1/31/30§	133,000	117,371
TreeHouse Foods, Inc.
4.000%, 9/1/28	30,000	26,063

		175,734

Household Products (0.1%)
Spectrum Brands, Inc.
5.000%, 10/1/29§	62,000	55,800

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Personal Care Products (0.2%)
BellRing Brands, Inc.
7.000%, 3/15/30§	$51,000	$50,969
Coty, Inc.
5.000%, 4/15/26§	70,000	67,463

		118,432

Total Consumer Staples		349,966

Energy (2.4%)
Energy Equipment & Services (0.4%)
Noble Finance II LLC
8.000%, 4/15/30§	104,000	106,860
USA Compression Partners LP
6.875%, 9/1/27	55,000	52,870
Weatherford International Ltd.
8.625%, 4/30/30§	69,000	70,725

		230,455

Oil, Gas & Consumable Fuels (2.0%)
Alliance Resource Operating Partners LP
7.500%, 5/1/25§	123,000	121,776
Calumet Specialty Products Partners LP
8.125%, 1/15/27§	30,000	28,649
Civitas Resources, Inc.
5.000%, 10/15/26§	10,000	9,438
8.750%, 7/1/31§	121,000	125,235
CVR Energy, Inc.
5.250%, 2/15/25§	160,000	156,000
Hess Midstream Operations LP
4.250%, 2/15/30§	300,000	262,500
Moss Creek Resources Holdings, Inc.
7.500%, 1/15/26§	57,000	53,152
Southwestern Energy Co.
5.700%, 1/23/25(e)(k)	150,000	148,500
Targa Resources Corp.
6.125%, 3/15/33	70,000	71,646
TerraForm Power Operating LLC
5.000%, 1/31/28§	117,000	108,467
Western Midstream Operating LP
6.150%, 4/1/33(x)	20,000	20,277

		1,105,640

Total Energy		1,336,095

Financials (15.1%)
Banks (9.7%)
Banco Bilbao Vizcaya Argentaria SA
(USD Swap Semi 5 Year + 3.87%), 6.125%, 11/16/27(k)(y)	400,000	344,000
Banco Santander SA
(USD ICE Swap Rate 5 Year + 4.99%), 7.500%, 2/8/24(k)(m)(y)	200,000	193,500
Bank of America Corp.
(SOFR + 1.63%), 5.202%, 4/25/29(k)	270,000	268,004
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	200,000	199,321
Barclays plc
(SOFR + 3.57%), 7.119%, 6/27/34(k)	265,000	268,444
Credit Agricole SA
(USD Swap Semi 5 Year + 4.32%), 6.875%, 9/23/24(k)(y)§	200,000	195,629
DNB Bank ASA
(United States SOFR Compounded Index + 1.95%), 5.896%, 10/9/26(k)§	250,000	250,147
Fifth Third Bancorp
(SOFR + 2.34%), 6.339%, 7/27/29(k)	80,000	81,395
HSBC Holdings plc
4.250%, 3/14/24	250,000	246,665
(USD ICE Swap Rate 5 Year + 3.75%), 6.000%, 5/22/27(k)(y)	280,000	256,200
(USD ICE Swap Rate 5 Year + 3.61%), 6.500%, 3/23/28(k)(y)	230,000	213,612
(SOFR + 2.98%), 6.547%, 6/20/34(k)	265,000	263,974
HSBC USA, Inc.
5.625%, 3/17/25	200,000	199,930
ING Groep NV
(USD Swap Semi 5 Year + 4.45%), 6.500%, 4/16/25(k)(y)	200,000	188,000
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54(k)§	265,000	266,406
JPMorgan Chase & Co.
(SOFR + 2.58%), 5.717%, 9/14/33(k)	185,000	186,976
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 9/27/29(k)(y)	260,000	242,256
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34(k)(x)	200,000	201,014
Santander Holdings USA, Inc.
3.450%, 6/2/25	170,000	161,816
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.375%, 11/22/27(k)(y)§	250,000	253,712

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25(k)§	$270,000	$254,128
Truist Financial Corp.
(SOFR + 2.05%), 6.047%, 6/8/27(k)	200,000	200,077
UniCredit SpA
(USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34(k)§	240,000	228,967
Wells Fargo & Co.
(SOFR + 2.02%), 5.389%, 4/24/34(k)	157,000	155,776

		5,319,949

Capital Markets (3.5%)
Advisor Group Holdings, Inc.
10.750%, 8/1/27§	33,000	33,599
BGC Partners, Inc.
4.375%, 12/15/25	345,000	319,699
Blue Owl Credit Income Corp.
5.500%, 3/21/25	230,000	222,600
Coinbase Global, Inc.
3.375%, 10/1/28§	72,000	50,293
Credit Suisse AG
4.750%, 8/9/24	500,000	491,147
7.950%, 1/9/25	250,000	254,941
Deutsche Bank AG
(SOFR + 1.87%), 2.129%, 11/24/26(k)	230,000	208,438
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	192,134
Morgan Stanley
(SOFR + 1.59%), 5.164%, 4/20/29(k)	145,000	143,224

		1,916,075

Consumer Finance (0.8%)
Enova International, Inc.
8.500%, 9/15/25§	51,000	50,107
General Motors Financial Co., Inc.
5.400%, 4/6/26	260,000	258,218
Macquarie Airfinance Holdings Ltd.
8.375%, 5/1/28§	105,000	106,574
World Acceptance Corp.
7.000%, 11/1/26§	29,000	25,382

		440,281

Financial Services (0.7%)
Armor Holdco, Inc.
8.500%, 11/15/29§	30,000	25,538
Freedom Mortgage Corp.
7.625%, 5/1/26§	68,000	62,207
Home Point Capital, Inc.
5.000%, 2/1/26§	33,000	30,806
LD Holdings Group LLC
6.500%, 11/1/25§	35,000	29,031
MPH Acquisition Holdings LLC
5.750%, 11/1/28§	55,000	42,144
NMI Holdings, Inc.
7.375%, 6/1/25§	95,000	95,965
United Wholesale Mortgage LLC
5.500%, 4/15/29§	99,000	86,784
Verscend Escrow Corp.
9.750%, 8/15/26§	30,000	30,000

		402,475

Insurance (0.4%)
Liberty Mutual Group, Inc.
4.300%, 2/1/61§	330,000	205,425
USI, Inc.
6.875%, 5/1/25§	25,000	24,860

		230,285

Total Financials		8,309,065

Health Care (0.7%)
Health Care Equipment & Supplies (0.2%)
Medtronic Global Holdings SCA
4.250%, 3/30/28	95,000	92,774

Health Care Providers & Services (0.3%)
DaVita, Inc.
3.750%, 2/15/31§	114,000	91,342
Encompass Health Corp.
4.625%, 4/1/31	70,000	62,038
Tenet Healthcare Corp.
6.875%, 11/15/31	15,000	15,022

		168,402

Pharmaceuticals (0.2%)
Eli Lilly and Co.
4.700%, 2/27/33(x)	130,000	130,666

Total Health Care		391,842

Industrials (7.2%)
Aerospace & Defense (1.6%)
Bombardier, Inc.
7.500%, 2/1/29§	99,000	97,647
Embraer Netherlands Finance BV
5.050%, 6/15/25	225,000	221,792
HEICO Corp.
5.350%, 8/1/33	270,000	266,509
Howmet Aerospace, Inc.
6.750%, 1/15/28	128,000	131,840
Spirit AeroSystems, Inc.
4.600%, 6/15/28	19,000	16,126
TransDigm, Inc.
4.625%, 1/15/29	178,000	158,865

		892,779

Air Freight & Logistics (0.1%)
Rand Parent LLC
8.500%, 2/15/30(x)§	69,000	64,860

Building Products (1.3%)
Builders FirstSource, Inc.
4.250%, 2/1/32§	141,000	122,318
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	30,000	29,250
Eco Material Technologies, Inc.
7.875%, 1/31/27§	50,000	48,000
JELD-WEN, Inc.
4.875%, 12/15/27(x)§	60,000	54,000
Masonite International Corp.
3.500%, 2/15/30§	131,000	110,368

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
MIWD Holdco II LLC
5.500%, 2/1/30§	$60,000	$50,911
Oscar AcquisitionCo LLC
9.500%, 4/15/30§	30,000	28,462
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/28§	121,000	115,027
Standard Industries, Inc.
5.000%, 2/15/27§	145,000	138,868

		697,204

Commercial Services & Supplies (0.6%)
Enviri Corp.
5.750%, 7/31/27§	60,000	51,825
Garda World Security Corp.
9.500%, 11/1/27§	49,000	47,836
GFL Environmental, Inc.
3.750%, 8/1/25§	92,000	88,090
Matthews International Corp.
5.250%, 12/1/25§	48,000	46,380
Pitney Bowes, Inc.
6.875%, 3/15/27§	60,000	45,300
Republic Services, Inc.
5.000%, 4/1/34	50,000	49,691
Waste Pro USA, Inc.
5.500%, 2/15/26§	25,000	23,578

		352,700

Construction & Engineering (1.0%)
Artera Services LLC
9.033%, 12/4/25§	55,000	51,666
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, 2/1/26§	50,000	48,025
Global Infrastructure Solutions, Inc.
5.625%, 6/1/29§	50,000	41,924
Great Lakes Dredge & Dock Corp.
5.250%, 6/1/29§	34,000	28,518
IHS Netherlands Holdco BV
8.000%, 9/18/27§	235,000	213,488
Pike Corp.
5.500%, 9/1/28§	30,000	27,000
Weekley Homes LLC
4.875%, 9/15/28§	122,000	109,038

		519,659

Electrical Equipment (0.2%)
EnerSys
4.375%, 12/15/27§	113,000	104,525

Ground Transportation (0.5%)
EquipmentShare.com, Inc.
9.000%, 5/15/28§	54,000	53,377
Hertz Corp. (The)
5.000%, 12/1/29§	60,000	49,275
Uber Technologies, Inc.
7.500%, 5/15/25§	99,000	100,376
Watco Cos. LLC
6.500%, 6/15/27§	25,000	23,875
XPO CNW, Inc.
6.700%, 5/1/34	70,000	68,950

		295,853

Machinery (0.4%)
ATS Corp.
4.125%, 12/15/28§	53,000	47,239
Manitowoc Co., Inc. (The)
9.000%, 4/1/26§	50,000	49,625
Mueller Water Products, Inc.
4.000%, 6/15/29§	118,000	105,315
Werner FinCo LP
11.500%, 6/15/28§	30,000	30,000

		232,179

Passenger Airlines (1.0%)
Allegiant Travel Co.
7.250%, 8/15/27§	108,000	106,650
American Airlines Group, Inc.
3.750%, 3/1/25§	180,000	172,800
Mileage Plus Holdings LLC
6.500%, 6/20/27§	212,000	211,394
VistaJet Malta Finance plc
7.875%, 5/1/27§	22,000	20,343
9.500%, 6/1/28§	51,000	48,577

		559,764

Professional Services (0.2%)
TriNet Group, Inc.
3.500%, 3/1/29§	125,000	109,216

Trading Companies & Distributors (0.2%)
Alta Equipment Group, Inc.
5.625%, 4/15/26§	50,000	46,498
BlueLinx Holdings, Inc.
6.000%, 11/15/29§	55,000	49,156

		95,654

Transportation Infrastructure (0.1%)
Seaspan Corp.
5.500%, 8/1/29§	75,000	59,936

Total Industrials		3,984,329

Information Technology (3.7%)
Communications Equipment (0.4%)
CommScope Technologies LLC
6.000%, 6/15/25(x)§	160,000	144,200
Viasat, Inc.
6.500%, 7/15/28§	65,000	50,050

		194,250

Electronic Equipment, Instruments & Components (0.0%)†
Jabil, Inc.
5.450%, 2/1/29	25,000	24,806

IT Services (0.3%)
Arches Buyer, Inc.
6.125%, 12/1/28§	37,000	31,728
Twilio, Inc.
3.625%, 3/15/29	125,000	107,187
Unisys Corp.
6.875%, 11/1/27§	57,000	46,383

		185,298

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom, Inc.
4.150%, 4/15/32§	240,000	216,192
Entegris, Inc.
3.625%, 5/1/29(x)§	137,000	118,676
Micron Technology, Inc.
6.750%, 11/1/29	190,000	199,436

		534,304

Software (1.0%)
CWT Travel Group, Inc.
8.500%, 11/19/26§	55,000	25,850

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Fair Isaac Corp.
5.250%, 5/15/26§		$111,000	$108,780
MicroStrategy, Inc.
6.125%, 6/15/28§		55,000	49,363
Open Text Corp.
3.875%, 12/1/29§		152,000	128,630
Oracle Corp.
2.875%, 3/25/31		270,000	229,183

			541,806

Technology Hardware, Storage & Peripherals (1.0%)
Dell International LLC
5.750%, 2/1/33(x)		155,000	157,104
Seagate HDD Cayman
8.500%, 7/15/31§		134,000	139,528
Xerox Corp.
6.750%, 12/15/39		37,000	28,536
Xerox Holdings Corp.
5.000%, 8/15/25§		160,000	153,200
5.500%, 8/15/28§		87,000	76,125

			554,493

Total Information Technology			2,034,957

Materials (1.9%)
Chemicals (0.6%)
Braskem Netherlands Finance BV
4.500%, 1/31/30(x)§		255,000	216,814
Methanex Corp.
5.125%, 10/15/27		128,000	120,640

			337,454

Construction Materials (0.6%)
Cemex SAB de CV
3.875%, 7/11/31§		260,000	222,950
Knife River Corp.
7.750%, 5/1/31(x)§		107,000	109,273

			332,223

Metals & Mining (0.7%)
FMG Resources August 2006 Pty. Ltd.
5.875%, 4/15/30§		138,000	132,452
Infrabuild Australia Pty. Ltd.
12.000%, 10/1/24§		25,000	24,281
Northern Star Resources Ltd.
6.125%, 4/11/33§		180,000	174,491
TMS International Corp.
6.250%, 4/15/29(x)§		30,000	25,088

			356,312

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.
3.625%, 3/15/29§		12,000	10,485

Total Materials			1,036,474

Real Estate (0.6%)
Health Care REITs (0.2%)
CTR Partnership LP (REIT)
3.875%, 6/30/28§		112,000	99,217

Real Estate Management & Development (0.4%)
Forestar Group, Inc.
5.000%, 3/1/28(x)§		111,000	102,675
Hunt Cos., Inc.
5.250%, 4/15/29§		70,000	55,655
Realogy Group LLC
5.750%, 1/15/29§		67,000	49,580

			207,910

Total Real Estate			307,127

Utilities (0.5%)
Electric Utilities (0.5%)
NextEra Energy Capital Holdings, Inc.
6.051%, 3/1/25		65,000	65,479
PG&E Corp.
5.000%, 7/1/28(x)		101,000	93,071
Vistra Operations Co. LLC
4.375%, 5/1/29§		147,000	129,544

Total Utilities			288,094

Total Corporate Bonds			23,772,211

Foreign Government Securities (7.8%)
Bonos de la Tesoreria de la Republica en pesos
2.500%, 3/1/25	CLP	295,000,000	333,758
Federal Republic of Nigeria
8.375%, 3/24/29(m)		$245,000	229,641
Hungary Government Bond
1.000%, 11/26/25	HUF	143,600,000	341,549
Mex Bonos Desarr Fix Rt
7.500%, 5/26/33	MXN	15,783,500	860,425
Notas do Tesouro Nacional
10.000%, 1/1/33	BRL	2,026,000	408,555
Oriental Republic of Uruguay
9.750%, 7/20/33	UYU	12,005,000	333,616
Republic of Angola
8.000%, 11/26/29(m)		$200,000	176,442
Republic of Costa Rica
7.000%, 4/4/44(m)		200,000	198,124
7.158%, 3/12/45(m)		240,000	241,603
Republic of Indonesia
7.000%, 2/15/33	IDR	11,493,000,000	802,529
Republic of South Africa
8.875%, 2/28/35	ZAR	7,655,000	356,224

Total Foreign Government Securities			4,282,466

U.S. Treasury Obligation (0.1%)
U.S. Treasury Bonds
3.625%, 2/15/53		$80,000	74,456

Total U.S. Treasury Obligation			74,456

Total Long-Term Debt Securities (53.8%) (Cost $29,434,263)			29,590,338

	Number of Shares
COMMON STOCKS:
Communication Services (3.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.		19,034	276,374
Nippon Telegraph & Telephone Corp.		25,000	28,626
Telstra Group Ltd.		8,816	25,226
Verizon Communications, Inc.		4,371	148,964

			479,190

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Entertainment (0.5%)
Madison Square Garden Sports Corp.	559	$118,927
Netflix, Inc.*	143	62,773
Nintendo Co. Ltd.	1,000	45,338
Walt Disney Co. (The)*	589	52,356

		279,394

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	1,607	213,281
Alphabet, Inc., Class C*	3,993	531,508
Meta Platforms, Inc., Class A*	620	197,532

		942,321

Media (0.7%)
Comcast Corp., Class A	7,670	347,144
Omnicom Group, Inc.	356	30,125
Publicis Groupe SA	346	27,931

		405,200

Wireless Telecommunication Services (0.1%)
KDDI Corp.	1,200	35,317
SoftBank Corp.	2,600	28,839

		64,156

Total Communication Services		2,170,261

Consumer Discretionary (4.0%)
Automobile Components (0.0%)†
Cie Generale des Etablissements Michelin SCA	1,012	33,125

Automobiles (0.9%)
Bayerische Motoren Werke AG	371	45,221
Honda Motor Co. Ltd.	1,500	47,584
Stellantis NV	2,332	47,804
Tesla, Inc.*	763	204,049
Toyota Motor Corp.	8,000	134,172

		478,830

Broadline Retail (1.3%)
Amazon.com, Inc.*	4,798	641,396
Wesfarmers Ltd.	1,657	55,261

		696,657

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.*	17	50,504
Hilton Worldwide Holdings, Inc.	395	61,418
McDonald’s Corp.	178	52,190
Starbucks Corp.	408	41,441
Yum! Brands, Inc.	272	37,446

		242,999

Household Durables (0.2%)
DR Horton, Inc.	451	57,286
Sekisui House Ltd.	1,800	36,680

		93,966

Specialty Retail (1.1%)
Home Depot, Inc. (The)	970	323,825
Lowe’s Cos., Inc.	229	53,648
O’Reilly Automotive, Inc.*	40	37,031
TJX Cos., Inc. (The)	2,137	184,915

		599,419

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	447	49,344

Total Consumer Discretionary		2,194,340

Consumer Staples (3.8%)
Beverages (1.1%)
Brown-Forman Corp., Class B	508	35,865
Carlsberg A/S, Class B	186	27,897
Coca-Cola Co. (The)	3,697	228,955
Constellation Brands, Inc., Class A	153	41,739
Kirin Holdings Co. Ltd.	2,100	31,035
PepsiCo, Inc.	1,313	246,135

		611,626

Consumer Staples Distribution & Retail (0.5%)
Coles Group Ltd.	2,261	27,625
Costco Wholesale Corp.	137	76,812
Dollar General Corp.	167	28,200
Koninklijke Ahold
Delhaize NV	990	34,163
Target Corp.	347	47,355
Walmart, Inc.	426	68,100

		282,255

Food Products (0.7%)
Archer-Daniels-Midland Co.	405	34,409
Danone SA	718	43,837
General Mills, Inc.	528	39,463
Nestle SA (Registered)	1,862	228,210
Tyson Foods, Inc., Class A	582	32,429

		378,348

Household Products (0.9%)
Colgate-Palmolive Co.	678	51,704
Essity AB, Class B	924	22,902
Kimberly-Clark Corp.	315	40,667
Procter & Gamble Co. (The)	2,126	332,294
Reckitt Benckiser Group plc	624	46,751

		494,318

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	149	26,820
Unilever plc	1,823	98,050

		124,870

Tobacco (0.4%)
Altria Group, Inc.	1,358	61,680
Philip Morris International, Inc.	1,608	160,350

		222,030

Total Consumer Staples		2,113,447

Energy (2.3%)
Energy Equipment & Services (0.1%)
Schlumberger NV	692	40,371

Oil, Gas & Consumable Fuels (2.2%)
Chevron Corp.	1,666	272,658
ConocoPhillips	470	55,328
EOG Resources, Inc.	298	39,494
Exxon Mobil Corp.	3,834	411,158
Hess Corp.	250	37,933
Kinder Morgan, Inc.	2,365	41,884
Marathon Petroleum Corp.	464	61,721
Phillips 66	418	46,628

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Suncor Energy, Inc.	1,400	$43,805
TotalEnergies SE	1,761	106,996
Valero Energy Corp.	590	76,057
Woodside Energy Group Ltd.	1,952	49,811

		1,243,473

Total Energy		1,283,844

Financials (6.7%)
Banks (3.6%)
Banco Bilbao Vizcaya Argentaria SA	36,510	289,429
Banco Santander SA	74,652	302,341
Bank of America Corp.	25,016	800,512
Citigroup, Inc.	729	34,744
Citizens Financial Group, Inc.	987	31,841
Fifth Third Bancorp	1,127	32,796
JPMorgan Chase & Co.	685	108,203
KeyCorp	2,518	30,996
M&T Bank Corp.	222	31,049
Oversea-Chinese Banking Corp. Ltd.	4,600	46,009
PNC Financial Services Group, Inc. (The)	412	56,399
Truist Financial Corp.	1,954	64,912
United Overseas Bank Ltd.	2,000	45,272
US Bancorp	2,174	86,264
Wells Fargo & Co.	971	44,821

		2,005,588

Capital Markets (1.2%)
3i Group plc	1,391	35,292
BlackRock, Inc.	175	129,299
Blackstone, Inc.	615	64,446
Charles Schwab Corp. (The)	451	29,811
CME Group, Inc.	286	56,902
Goldman Sachs Group, Inc. (The)	124	44,128
Moody’s Corp.	140	49,385
Morgan Stanley	443	40,561
MSCI, Inc., Class A	72	39,462
Partners Group Holding AG	34	38,131
S&P Global, Inc.	117	46,157
State Street Corp.	413	29,918
T. Rowe Price Group, Inc.	304	37,471

		640,963

Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	399	140,432
Fiserv, Inc.*	333	42,028
Mastercard, Inc., Class A	213	83,981
PayPal Holdings, Inc.*	440	33,361
Visa, Inc., Class A	408	96,994

		396,796

Insurance (1.2%)
Aflac, Inc.	650	47,021
Allianz SE (Registered)	365	87,246
American International Group, Inc.	660	39,785
Arch Capital Group Ltd.*	708	55,005
Arthur J Gallagher & Co.	212	45,538
AXA SA	1,754	53,941
Everest Group Ltd.	105	37,854
Marsh & McLennan Cos., Inc.	198	37,307
MetLife, Inc.	717	45,149
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	141	53,113
Swiss Re AG	360	37,525
Tokio Marine Holdings, Inc.	1,700	38,943
Zurich Insurance Group AG	123	59,353

		637,780

Total Financials		3,681,127

Health Care (5.0%)
Biotechnology (0.8%)
AbbVie, Inc.	1,696	253,688
Amgen, Inc.	582	136,275
Gilead Sciences, Inc.	551	41,953

		431,916

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	440	48,985
Becton Dickinson & Co.	133	37,057
Boston Scientific Corp.*	785	40,702
Edwards Lifesciences Corp.*	447	36,685
Intuitive Surgical, Inc.*	136	44,118
Medtronic plc	1,451	127,340
Stryker Corp.	151	42,795

		377,682

Health Care Providers & Services (0.6%)
Centene Corp.*	408	27,781
Cigna Group (The)	169	49,872
CVS Health Corp.	1,469	109,719
Elevance Health, Inc.	99	46,691
UnitedHealth Group, Inc.	199	100,768

		334,831

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	246	29,956
Danaher Corp.	198	50,502
Thermo Fisher Scientific, Inc.	117	64,193

		144,651

Pharmaceuticals (2.6%)
Astellas Pharma, Inc.	2,000	29,248
Bristol-Myers Squibb Co.	692	43,036
Eli Lilly and Co.	220	100,001
Johnson & Johnson	2,295	384,481
Merck & Co., Inc.	2,425	258,626
Novartis AG (Registered)	1,386	144,743
Pfizer, Inc.	5,333	192,308
Roche Holding AG	499	154,842
Sanofi	814	86,895
Zoetis, Inc., Class A	257	48,339

		1,442,519

Total Health Care		2,731,599

Industrials (3.6%)
Aerospace & Defense (0.5%)
BAE Systems plc	2,734	32,680
Boeing Co. (The)*	191	45,620
General Dynamics Corp.	156	34,879
Lockheed Martin Corp.	159	70,973
Northrop Grumman Corp.	93	41,385
RTX Corp.	451	39,656

		265,193

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Air Freight & Logistics (0.4%)
DHL Group	1,041	$53,475
United Parcel Service, Inc., Class B	798	149,330

		202,805

Building Products (0.3%)
Cie de Saint-Gobain	576	38,936
Owens Corning	823	115,212
Trane Technologies plc	209	41,683

		195,831

Commercial Services & Supplies (0.1%)
Cintas Corp.	89	44,682

Construction & Engineering (0.1%)
Vinci SA	455	53,419

Electrical Equipment (0.3%)
ABB Ltd. (Registered)	1,494	59,722
Eaton Corp. plc	209	42,912
Emerson Electric Co.	523	47,776

		150,410

Ground Transportation (0.1%)
Norfolk Southern Corp.	160	37,375
Union Pacific Corp.	209	48,492

		85,867

Industrial Conglomerates (0.3%)
3M Co.	760	84,740
General Electric Co.	564	64,431
Honeywell International, Inc.	167	32,420

		181,591

Machinery (1.1%)
Allison Transmission Holdings, Inc.	1,864	109,398
Caterpillar, Inc.	162	42,957
Cummins, Inc.	152	39,642
Deere & Co.	89	38,234
Dover Corp.	339	49,484
Komatsu Ltd.	1,200	33,436
Kone OYJ, Class B	569	29,179
PACCAR, Inc.	521	44,874
Parker-Hannifin Corp.	127	52,071
Terex Corp.	1,766	103,541
Volvo AB, Class B	1,895	41,774

		584,590

Professional Services (0.2%)
Automatic Data Processing, Inc.	160	39,561
RELX plc	1,912	64,289

		103,850

Trading Companies & Distributors (0.2%)
ITOCHU Corp.	1,100	44,459
Mitsui & Co. Ltd.	1,200	46,738

		91,197

Total Industrials		1,959,435

Information Technology (9.7%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	3,964	206,286

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	532	46,981
Corning, Inc.	940	31,904
Keysight Technologies, Inc.*	243	39,142
TE Connectivity Ltd.	308	44,195

		162,222

IT Services (0.9%)
Accenture plc, Class A	186	58,841
Gartner, Inc.*	884	312,574
International Business Machines Corp.	956	137,836

		509,251

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	560	64,064
Analog Devices, Inc.	205	40,904
Applied Materials, Inc.	451	68,367
Broadcom, Inc.	390	350,474
Intel Corp.	1,190	42,566
KLA Corp.	93	47,797
NVIDIA Corp.	681	318,224
PDF Solutions, Inc.*	2,411	110,882
QUALCOMM, Inc.	1,138	150,409
Texas Instruments, Inc.	865	155,700
Tokyo Electron Ltd.	400	59,734

		1,409,121

Software (3.9%)
Adobe, Inc.*	759	414,543
Elastic NV*	1,546	102,732
Everbridge, Inc.*	3,672	113,245
HubSpot, Inc.*	199	115,529
Intuit, Inc.	112	57,310
Microsoft Corp.	2,032	682,589
Oracle Corp.	433	50,761
Roper Technologies, Inc.	74	36,486
Salesforce, Inc.*	337	75,828
ServiceNow, Inc.*	628	366,124
Zscaler, Inc.*	729	116,917

		2,132,064

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	3,777	741,992
Hewlett Packard Enterprise Co.	1,805	31,371
HP, Inc.	1,034	33,946
Pure Storage, Inc., Class A*	2,815	104,127

		911,436

Total Information Technology		5,330,380

Materials (1.3%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	176	53,738
Asahi Kasei Corp.	4,700	31,993
Dow, Inc.	832	46,983
Linde plc	137	53,522
LyondellBasell Industries NV, Class A	733	72,464
Nutrien Ltd.	500	34,456
Sherwin-Williams Co. (The)	163	45,069

		338,225

Construction Materials (0.1%)
Holcim Ltd.	587	40,792

Containers & Packaging (0.0%)†
Amcor plc	3,000	30,780

Metals & Mining (0.6%)
Anglo American plc	1,178	36,192
BHP Group Ltd.	3,438	106,251

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Freeport-McMoRan, Inc.	861	$38,444
Glencore plc	8,463	51,432
Rio Tinto Ltd.	380	29,882
Rio Tinto plc	848	56,046

		318,247

Total Materials		728,044

Real Estate (0.5%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	1,702	37,155

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	318	39,671

Real Estate Management & Development (0.1%)
CK Asset Holdings Ltd.	6,500	37,505

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	253	47,728
Camden Property Trust (REIT)	395	43,091
Equity Residential (REIT)	609	40,157

		130,976

Specialized REITs (0.0%)†
American Tower Corp. (REIT)	149	28,356

Total Real Estate		273,663

Utilities (1.4%)
Electric Utilities (0.8%)
Alliant Energy Corp.	805	43,261
American Electric Power Co., Inc.	530	44,912
Duke Energy Corp.	632	59,168
Evergy, Inc.	577	34,603
Eversource Energy	468	33,850
Exelon Corp.	723	30,265
Fortis, Inc.	1,300	55,415
Iberdrola SA	4,733	59,091
NextEra Energy, Inc.	388	28,440
Xcel Energy, Inc.	601	37,701

		426,706

Gas Utilities (0.1%)
Atmos Energy Corp.	278	33,835

Multi-Utilities (0.5%)
CMS Energy Corp.	660	40,306
DTE Energy Co.	623	71,209
National Grid plc	3,894	51,548
NiSource, Inc.	1,588	44,210
Public Service Enterprise Group, Inc.	543	34,274
Sempra	289	43,067

		284,614

Total Utilities		745,155

Total Common Stocks (42.2%) (Cost $21,085,903)		23,211,295

EXCHANGE TRADED FUNDS (ETF):
Equity (1.0%)
Global X Nasdaq 100 Covered Call ETF	30,243	545,281

Alternatives (1.3%)
Global X S&P 500 Covered Call ETF(x)	16,315	674,462

Total Exchange Traded Funds (2.3%) (Cost $1,198,937)		1,219,743

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.15% (7 day yield)(xx)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund 5.15% (7 day yield)(xx)	300,000	300,000

Total Investment Companies		600,000

	Principal Amount
Repurchase Agreement (1.1%)
HSBC Securities, Inc., 5.28%, dated 7/31/23,due 8/1/23, repurchase price $617,573, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $629,924.(xx)	$617,482	617,482

Total Short-Term Investments (2.2%) (Cost $1,217,482)		1,217,482

Total Investments in Securities (100.5%) (Cost $52,936,585)		55,238,858
Other Assets Less Liabilities (-0.5%)		(249,323)

Net Assets (100%)		$54,989,535

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2023, the market value of these securities amounted to $14,140,785 or 25.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2023, the market value or fair value, as applicable, of these securities amounted to $1,234,301 or 2.2% of net assets.

(x)	All or a portion of security is on loan at July 31, 2023.
(xx)

At July 31, 2023, the Fund had loaned securities with a total value of $1,245,900. This was collateralized by $61,244 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.625%, maturing 8/10/23 – 2/15/53 and by cash of $1,217,482 which was subsequently invested in investment companies and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2023.

Glossary:

BRL — Brazilian Real

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

MXN — Mexican Peso

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Angola	0.3%
Australia	1.3
Brazil	1.5
Canada	1.7
Cayman Islands	1.7
Chile	0.9
Costa Rica	0.8
Denmark	0.0 #
Finland	0.0 #
France	1.5
Germany	1.2
Guatemala	0.4
Hong Kong	0.2
Hungary	0.6
Indonesia	1.5
Ireland	0.4
Italy	1.0
Japan	1.2
Mexico	2.0
Netherlands	0.4
Nigeria	0.8
Norway	0.5
Singapore	0.2
South Africa	0.7
Spain	2.2
Sweden	0.1
Switzerland	2.0
United Kingdom	4.3
United States	70.5
Uruguay	0.6
Cash and Other	(0.5)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

Written Call Options Contracts as of July 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	21	USD	(2,100)	USD	4,555.00	8/18/2023	(150,990)

Total Written Options Contracts (Premiums Received ($125,378))								(150,990)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$937,646	$—	$937,646
Common Stocks
Communication Services	1,978,984	191,277	—	2,170,261
Consumer Discretionary	1,794,493	399,847	—	2,194,340
Consumer Staples	1,552,977	560,470	—	2,113,447
Energy	1,127,037	156,807	—	1,283,844
Financials	2,594,532	1,086,595	—	3,681,127
Health Care	2,315,871	415,728	—	2,731,599
Industrials	1,461,328	498,107	—	1,959,435
Information Technology	5,270,646	59,734	—	5,330,380
Materials	375,456	352,588	—	728,044
Real Estate	236,158	37,505	—	273,663
Utilities	634,516	110,639	—	745,155
Convertible Bonds
Communication Services	—	57,610	—	57,610
Consumer Discretionary	—	44,861	—	44,861
Consumer Staples	—	126,400	—	126,400
Financials	—	54,340	—	54,340
Industrials	—	240,348	—	240,348
Corporate Bonds
Communication Services	—	1,803,744	—	1,803,744
Consumer Discretionary	—	3,930,518	—	3,930,518
Consumer Staples	—	349,966	—	349,966
Energy	—	1,336,095	—	1,336,095
Financials	—	8,309,065	—	8,309,065
Health Care	—	391,842	—	391,842
Industrials	—	3,984,329	—	3,984,329
Information Technology	—	2,034,957	—	2,034,957
Materials	—	1,036,474	—	1,036,474
Real Estate	—	307,127	—	307,127
Utilities	—	288,094	—	288,094
Exchange Traded Funds	1,219,743	—	—	1,219,743
Foreign Government Securities	—	4,282,466	—	4,282,466
Short-Term Investments
Investment Companies	600,000	—	—	600,000
Repurchase Agreement	—	617,482	—	617,482
U.S. Treasury Obligation	—	74,456	—	74,456

Total Assets	$21,161,741	$34,077,117	$—	$55,238,858

Liabilities:
Options Written
Call Options Written	$—	$(150,990)	$—	$(150,990)

Total Liabilities	$—	$(150,990)	$—	$(150,990)

Total	$21,161,741	$33,926,127	$—	$55,087,868

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,999,532
Aggregate gross unrealized depreciation	(794,722)

Net unrealized appreciation	$2,204,810

Federal income tax cost of investments in securities and derivative instruments, if applicable	$52,883,058

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (31.9%)
iMGP DBi Managed Futures Strategy ETF	63,430	$1,746,228
IQ Merger Arbitrage ETF*	59,340	1,849,034
ProShares Long Online/Short Stores ETF*‡	23,310	899,918
ProShares RAFI Long/Short, Escrow Shares(r)*	19,010	—

Total Alternatives		4,495,180

Commodity (12.5%)
Invesco DB Agriculture Fund	19,730	432,679
Invesco DB Energy Fund	20,830	465,134
Invesco DB Precious Metals Fund	16,860	861,126

Total Commodity		1,758,939

Equity (24.7%)
iShares Core US REIT ETF(x)	18,380	972,486
JPMorgan Equity Premium Income ETF(x)	27,040	1,510,995
Vanguard Global ex-U.S. Real Estate ETF(x)	23,680	1,005,926

Total Equity		3,489,407

Fixed Income (30.4%)
iShares Convertible Bond ETF	29,490	2,317,619
Vanguard Short-Term Inflation-Protected Securities ETF	41,770	1,975,721

Total Fixed Income		4,293,340

Total Exchange Traded Funds (99.5%) (Cost $14,784,546)		14,036,866

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.15% (7 day yield)(xx)	11,498	11,498

	Principal Amount
Repurchase Agreement (12.6%)
HSBC Securities, Inc., 5.28%, dated 7/31/23, due 8/1/23, repurchase price $1,785,876, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $1,821,594.(xx)	$1,785,615	$1,785,615

Total Short-Term Investments (12.7%) (Cost $1,797,113)		1,797,113

Total Investments in Securities (112.2%) (Cost $16,581,659)		15,833,979
Other Assets Less Liabilities (-12.2%)		(1,733,349)

Net Assets (100%)		$14,100,630

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at July 31, 2023.

(xx)

At July 31, 2023, the Fund had loaned securities with a total value of $1,873,004. This was collateralized by $112,947 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.491%, maturing 6/30/24 – 2/15/51 and by cash of $1,797,113 which was subsequently invested in investment companies and joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

Investments in companies which were affiliates for the nine months ended July 31, 2023, were as follows:

Security Description	Shares at July 31, 2023	Market Value October 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value July 31, 2023 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares Long Online/Short Stores ETF *,**	23,310	739,937	—	(63,086)	(80,924)	303,991	899,918	—	—

**	Not affiliated at October 31, 2022.

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$14,036,866	$—	$—	(a)	$14,036,866
Short-Term Investments
Investment Company	11,498	—	—		11,498
Repurchase Agreement	—	1,785,615	—		1,785,615

Total Assets	$14,048,364	$1,785,615	$—		$15,833,979

Total Liabilities	$—	$—	$—		$—

Total	$14,048,364	$1,785,615	$—		$15,833,979

(a)	Value is zero.

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,740
Aggregate gross unrealized depreciation	(1,091,355)

Net unrealized depreciation	$(887,615)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,721,594

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (44.8%)
Invesco S&P 500 Low Volatility ETF	6,140	$388,478
Invesco S&P Emerging Markets Low Volatility ETF	1,170	28,595
Invesco S&P International Developed Low Volatility ETF	7,530	209,861
Invesco S&P MidCap Low Volatility ETF	4,010	214,254
Invesco S&P SmallCap Low Volatility ETF	1,860	79,348
iShares Core MSCI EAFE ETF	6,090	423,559
iShares Core MSCI Emerging Markets ETF	1,050	54,842
iShares Core S&P Total US Stock Market ETF	11,520	1,168,013
iShares MSCI EAFE Min Vol Factor ETF	3,060	210,956
iShares MSCI Emerging Markets Min Vol Factor ETF	570	32,444
iShares MSCI USA Min Vol Factor ETF	5,090	383,582
SPDR SSGA US Small Cap Low Volatility Index ETF	770	83,961

Total Equity		3,277,893

Fixed Income (55.1%)
iShares Broad USD High Yield Corporate Bond ETF	8,310	295,337
iShares Core U.S. Aggregate Bond ETF	23,500	2,295,480
iShares TIPS Bond ETF	5,650	605,454
Vanguard Short-Term Bond ETF(x)	6,770	512,354
Vanguard Total International Bond ETF	6,680	325,583

Total Fixed Income		4,034,208

Total Exchange Traded Funds (99.9%) (Cost $7,417,061)		7,312,101

SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
BlackRock Liquidity FedFund, Institutional Shares 5.15% (7 day yield)(xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 5.15% (7 day yield)(xx)	100,000	100,000

Total Investment Companies		200,000

	Principal Amount
Repurchase Agreement (3.0%)
HSBC Securities, Inc., 5.28%, dated 7/31/23, due 8/1/23, repurchase price $223,595, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $228,066.(xx)	$223,562	223,562

Total Short-Term Investments (5.8%) (Cost $423,562)		423,562

Total Investments in Securities (105.7%) (Cost $7,840,623)		7,735,663
Other Assets Less Liabilities (-5.7%)		(419,051)

Net Assets (100%)		$7,316,612

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

(x)	All or a portion of security is on loan at July 31, 2023.

(xx)

At July 31, 2023, the Fund had loaned securities with a total value of $414,953. This was collateralized by cash of $423,562 which was subsequently invested in investment companies and joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,312,101	$–	$—	$7,312,101
Short-Term Investments
Investment Companies	200,000	—	—	200,000
Repurchase Agreement	—	223,562	—	223,562

Total Assets	$7,512,101	$223,562	$—	$7,735,663

Total Liabilities	$—	$—	$—	$—

Total	$7,512,101	$223,562	$—	$7,735,663

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$494,741
Aggregate gross unrealized depreciation	(659,255)

Net unrealized depreciation	$(164,514)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,900,177

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (55.1%)
Invesco S&P 500 Low Volatility ETF	15,520	$981,950
Invesco S&P Emerging Markets Low Volatility ETF	5,430	132,709
Invesco S&P International Developed Low Volatility ETF	19,670	548,203
Invesco S&P MidCap Low Volatility ETF	10,220	546,054
Invesco S&P SmallCap Low Volatility ETF	6,140	261,932
iShares Core MSCI EAFE ETF	15,250	1,060,638
iShares Core MSCI Emerging Markets ETF	5,270	275,252
iShares Core S&P Total US Stock Market ETF	29,860	3,027,505
iShares MSCI EAFE Min Vol Factor ETF(x)	7,850	541,179
iShares MSCI Emerging Markets Min Vol Factor ETF	2,300	130,916
iShares MSCI USA Min Vol Factor ETF	13,180	993,245
SPDR SSGA US Small Cap Low Volatility Index ETF	2,420	263,877

Total Equity		8,763,460

Fixed Income (43.6%)
iShares Broad USD High Yield Corporate Bond ETF	13,050	463,797
iShares Core U.S. Aggregate Bond ETF	45,300	4,424,904
iShares TIPS Bond ETF	9,630	1,031,951
Vanguard Short-Term Bond ETF(x)	7,370	557,761
Vanguard Total International Bond ETF	9,170	446,946

Total Fixed Income		6,925,359

Total Exchange Traded Funds (98.7%) (Cost $15,412,559)		15,688,819

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.15% (7 day yield)(xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 5.15% (7 day yield)(xx)	100,000	100,000

Total Investment Companies		200,000

	Principal Amount
Repurchase Agreement (4.4%)
HSBC Securities, Inc., 5.28%, dated 7/31/23, due 8/1/23, repurchase price $693,772, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $707,648.(xx)	$693,671	693,671

Total Short-Term Investments (5.6%) (Cost $893,671)		893,671

Total Investments in Securities (104.3%) (Cost $16,306,230)		16,582,490
Other Assets Less Liabilities (-4.3%)		(686,540)

Net Assets (100%)		$15,895,950

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

(x)	All or a portion of security is on loan at July 31, 2023.

(xx)

At July 31, 2023, the Fund had loaned securities with a total value of $873,233. This was collateralized by cash of $893,671 which was subsequently invested in investment companies and joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$15,688,819	$—	$—	$15,688,819
Short-Term Investments
Investment Companies	200,000	—	—	200,000
Repurchase Agreement	—	693,671	—	693,671

Total Assets	$15,888,819	$693,671	$—	$16,582,490

Total Liabilities	$—	$—	$—	$—

Total	$15,888,819	$693,671	$—	$16,582,490

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,307,538
Aggregate gross unrealized depreciation	(1,172,643)

Net unrealized appreciation	$134,895

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,447,595

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (65.0%)
Invesco S&P 500 Low Volatility ETF	11,130	$704,195
Invesco S&P Emerging Markets Low Volatility ETF	3,790	92,628
Invesco S&P International Developed Low Volatility ETF	14,530	404,951
Invesco S&P MidCap Low Volatility ETF	7,470	399,121
Invesco S&P SmallCap Low Volatility ETF	4,330	184,718
iShares Core MSCI EAFE ETF	11,660	810,953
iShares Core MSCI Emerging Markets ETF	3,510	183,327
iShares Core S&P Total US Stock Market ETF	21,760	2,206,246
iShares MSCI EAFE Min Vol Factor ETF(x)	5,870	404,678
iShares MSCI Emerging Markets Min Vol Factor ETF	1,690	96,195
iShares MSCI USA Min Vol Factor ETF	9,440	711,398
SPDR SSGA US Small Cap Low Volatility Index ETF	1,690	184,278

Total Equity		6,382,688

Fixed Income (34.7%)
iShares Broad USD High Yield Corporate Bond ETF	2,790	99,157
iShares Core U.S. Aggregate Bond ETF	26,520	2,590,474
iShares TIPS Bond ETF	4,740	507,938
Vanguard Short-Term Bond ETF(x)	1,560	118,061
Vanguard Total International Bond ETF	1,970	96,018

Total Fixed Income		3,411,648

Total Exchange Traded Funds (99.7%) (Cost $9,887,516)		9,794,336

SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 5.15% (7 day yield)(xx)	36,627	36,627
Dreyfus Treasury Obligations Cash Management Fund 5.15% (7 day yield)(xx)	36,627	36,627

Total Investment Companies		73,254

	Principal Amount
Repurchase Agreement (3.6%)
HSBC Securities, Inc., 5.28%, dated 7/31/23, due 8/1/23, repurchase price $360,711, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $367,925.(xx)	$360,658	360,658

Total Short-Term Investments (4.4%) (Cost $433,912)		433,912

Total Investments in Securities (104.1%) (Cost $10,321,428)		10,228,248
Other Assets Less Liabilities (-4.1%)		(406,782)

Net Assets (100%)		$9,821,466

(x)	All or a portion of security is on loan at July 31, 2023.

(xx)

At July 31, 2023, the Fund had loaned securities with a total value of $423,325. This was collateralized by cash of $433,912 which was subsequently invested in investment companies and joint repurchase agreements.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

Glossary:

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,794,336	$—	$—	$9,794,336
Short-Term Investments
Investment Companies	73,254	—	—	73,254
Repurchase Agreement	—	360,658	—	360,658

Total Assets	$9,867,590	$360,658	$—	$10,228,248

Total Liabilities	$—	$—	$—	$—

Total	$9,867,590	$360,658	$—	$10,228,248

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$403,460
Aggregate gross unrealized depreciation	(528,537)

Net unrealized depreciation	$(125,077)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,353,325

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (72.6%)
Invesco S&P 500 Low Volatility ETF	13,560	$857,941
Invesco S&P Emerging Markets Low Volatility ETF	4,370	106,803
Invesco S&P International Developed Low Volatility ETF	17,610	490,791
Invesco S&P MidCap Low Volatility ETF	9,440	504,378
Invesco S&P SmallCap Low Volatility ETF	5,340	227,805
iShares Core MSCI EAFE ETF	14,310	995,261
iShares Core MSCI Emerging Markets ETF	4,340	226,678
iShares Core S&P Total US Stock Market ETF	26,470	2,683,793
iShares MSCI EAFE Min Vol Factor ETF(x)	7,230	498,436
iShares MSCI Emerging Markets Min Vol Factor ETF	1,960	111,563
iShares MSCI USA Min Vol Factor ETF	11,550	870,408
SPDR SSGA US Small Cap Low Volatility Index ETF	2,050	223,532

Total Equity		7,797,389

Fixed Income (27.5%)
iShares Core U.S. Aggregate Bond ETF	25,750	2,515,260
iShares TIPS Bond ETF	4,150	444,714

Total Fixed Income		2,959,974

Total Exchange Traded Funds (100.1%) (Cost $9,970,660)		10,757,363

	Principal Amount
SHORT-TERM INVESTMENT:
Repurchase Agreement (3.9%)
HSBC Securities, Inc., 5.28%, dated 7/31/23, due 8/1/23, repurchase price $414,373, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $422,660.(xx)	$414,312	414,312

Total Short-Term Investment (3.9%) (Cost $414,312)		414,312

Total Investments in Securities (104.0%) (Cost $10,384,972)		11,171,675
Other Assets Less Liabilities (-4.0%)		(423,671)

Net Assets (100%)		$10,748,004

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

(x)	All or a portion of security is on loan at July 31, 2023.

(xx)	At July 31, 2023, the Fund had loaned securities with a total value of $403,713. This was collateralized by cash of $414,312 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,757,363	$—	$—	$10,757,363
Short-Term Investment
Repurchase Agreement	—	414,312	—	414,312

Total Assets	$10,757,363	$414,312	$—	$11,171,675

Total Liabilities	$—	$—	$—	$—

Total	$10,757,363	$414,312	$—	$11,171,675

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,235,090
Aggregate gross unrealized depreciation	(507,028)

Net unrealized appreciation	$728,062

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,443,613

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (77.2%)
Invesco S&P 500 Low Volatility ETF	9,680	$612,453
Invesco S&P Emerging Markets Low Volatility ETF	3,210	78,452
Invesco S&P International Developed Low Volatility ETF	12,000	334,440
Invesco S&P MidCap Low Volatility ETF	6,280	335,540
Invesco S&P SmallCap Low Volatility ETF	3,570	152,296
iShares Core MSCI EAFE ETF	9,620	669,071
iShares Core MSCI Emerging Markets ETF	2,870	149,900
iShares Core S&P Total US Stock Market ETF	18,430	1,868,618
iShares MSCI EAFE Min Vol Factor ETF	4,930	339,874
iShares MSCI Emerging Markets Min Vol Factor ETF	1,380	78,550
iShares MSCI USA Min Vol Factor ETF	7,800	587,808
SPDR SSGA US Small Cap Low Volatility Index ETF	1,440	157,018

Total Equity		5,364,020

Fixed Income (22.3%)
iShares Core U.S. Aggregate Bond ETF	13,490	1,317,703
iShares TIPS Bond ETF	2,140	229,323

Total Fixed Income		1,547,026

Total Investments in Securities (99.5%) (Cost $6,223,420)		6,911,046
Other Assets Less Liabilities (0.5%)		32,581

Net Assets (100%)		$6,943,627

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,911,046	$—	$—	$6,911,046

Total Assets	$6,911,046	$—	$—	$6,911,046

Total Liabilities	$—	$—	$—	$—

Total	$6,911,046	$—	$—	$6,911,046

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$889,616
Aggregate gross unrealized depreciation	(214,547)

Net unrealized appreciation	$675,069

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,235,977

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (82.0%)
Invesco S&P 500 Low Volatility ETF	12,230	$773,792
Invesco S&P Emerging Markets Low Volatility ETF	4,020	98,249
Invesco S&P International Developed Low Volatility ETF	15,270	425,575
Invesco S&P MidCap Low Volatility ETF	7,900	422,096
Invesco S&P SmallCap Low Volatility ETF	4,880	208,181
iShares Core MSCI EAFE ETF	12,490	868,680
iShares Core MSCI Emerging Markets ETF	3,720	194,296
iShares Core S&P Total US Stock Market ETF	23,950	2,428,290
iShares MSCI EAFE Min Vol Factor ETF	6,250	430,875
iShares MSCI Emerging Markets Min Vol Factor ETF	1,720	97,902
iShares MSCI USA Min Vol Factor ETF	10,520	792,787
SPDR SSGA US Small Cap Low Volatility Index ETF	1,890	206,086

Total Equity		6,946,809

Fixed Income (17.4%)
iShares Core U.S. Aggregate Bond ETF	12,930	1,263,002
iShares TIPS Bond ETF	1,970	211,105

Total Fixed Income		1,474,107

Total Investments in Securities (99.4%) (Cost $7,355,034)		8,420,916
Other Assets Less Liabilities (0.6%)		54,408

Net Assets (100%)		$8,475,324

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,420,916	$—	$—	$8,420,916

Total Assets	$8,420,916	$—	$—	$8,420,916

Total Liabilities	$—	$—	$—	$—

Total	$8,420,916	$—	$—	$8,420,916

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,277,588
Aggregate gross unrealized depreciation	(214,189)

Net unrealized appreciation	$1,063,399

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,357,517

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (87.0%)
Invesco S&P 500 Low Volatility ETF	13,790	$872,493
Invesco S&P Emerging Markets Low Volatility ETF	4,240	103,626
Invesco S&P International Developed Low Volatility ETF	16,360	455,953
Invesco S&P MidCap Low Volatility ETF(x)	8,610	460,031
Invesco S&P SmallCap Low Volatility ETF	4,950	211,167
iShares Core MSCI EAFE ETF	13,390	931,275
iShares Core MSCI Emerging Markets ETF	3,980	207,875
iShares Core S&P Total US Stock Market ETF	26,030	2,639,182
iShares MSCI EAFE Min Vol Factor ETF(x)	6,740	464,656
iShares MSCI Emerging Markets Min Vol Factor ETF	1,950	110,994
iShares MSCI USA Min Vol Factor ETF	11,430	861,365
SPDR SSGA US Small Cap Low Volatility Index ETF	1,900	207,176

Total Equity		7,525,793

Fixed Income (12.4%)
iShares Core U.S. Aggregate Bond ETF	9,330	911,354
iShares TIPS Bond ETF	1,530	163,955

Total Fixed Income		1,075,309

Total Exchange Traded Funds (99.4%) (Cost $7,424,297)		8,601,102

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares 5.49% (7 day yield)	16,396	16,400

	Principal Amount
Repurchase Agreement (4.6%)
HSBC Securities, Inc., 5.28%, dated 7/31/23, due 8/1/23, repurchase price $397,182, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $405,126.(xx)	$397,124	397,124

Total Short-Term Investments (4.8%) (Cost $413,524)		413,524

Total Investments in Securities (104.2%) (Cost $7,837,821)		9,014,626
Other Assets Less Liabilities (-4.2%)		(358,599)

Net Assets (100%)		$8,656,027

(x)	All or a portion of security is on loan at July 31, 2023.

(xx)	At July 31, 2023, the Fund had loaned securities with a total value of $387,029. This was collateralized by cash of $397,124 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

Glossary:

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,601,102	$—	$—	$8,601,102
Short-Term Investments
Investment Company	16,400	—	—	16,400
Repurchase Agreement	—	397,124	—	397,124
Total Assets	$8,617,502	$397,124	$—	$9,014,626

Total Liabilities	$—	$—	$—	$—

Total	$8,617,502	$397,124	$—	$9,014,626

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,281,623
Aggregate gross unrealized depreciation	(146,696)

Net unrealized appreciation	$1,134,927

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,879,699

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (91.9%)
Invesco S&P 500 Low Volatility ETF	9,740	$616,250
Invesco S&P Emerging Markets Low Volatility ETF	2,940	71,853
Invesco S&P International Developed Low Volatility ETF	11,700	326,079
Invesco S&P MidCap Low Volatility ETF	6,100	325,922
Invesco S&P SmallCap Low Volatility ETF	3,490	148,883
iShares Core MSCI EAFE ETF(x)	9,340	649,597
iShares Core MSCI Emerging Markets ETF	2,820	147,289
iShares Core S&P Total US Stock Market ETF	18,530	1,878,757
iShares MSCI EAFE Min Vol Factor ETF	4,720	325,397
iShares MSCI Emerging Markets Min Vol Factor ETF	1,240	70,581
iShares MSCI USA Min Vol Factor ETF	8,230	620,213
SPDR SSGA US Small Cap Low Volatility Index ETF	1,380	150,475

Total Equity		5,331,296

Fixed Income (7.5%)
iShares Core U.S. Aggregate Bond ETF	3,780	369,231
iShares TIPS Bond ETF	590	63,224

Total Fixed Income		432,455

Total Exchange Traded Funds (99.4%) (Cost $4,706,462)		5,763,751

	Principal Amount
SHORT-TERM INVESTMENT:
Repurchase Agreement (3.6%)
HSBC Securities, Inc., 5.28%, dated 7/31/23, due 8/1/23, repurchase price $205,930, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $210,049. (xx)	$205,900	205,900

Total Short-Term Investment (3.6%) (Cost $205,900)		205,900

Total Investments in Securities (103.0%) (Cost $4,912,362)		5,969,651
Other Assets Less Liabilities (-3.0%)		(169,910)

Net Assets (100%)		$5,799,741

(x)	All or a portion of security is on loan at July 31, 2023.

(xx)	At July 31, 2023, the Fund had loaned securities with a total value of $201,695. This was collateralized by cash of $205,900 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,763,751	$—	$—	$5,763,751
Short-Term Investment
Repurchase Agreement	—	205,900	—	205,900

Total Assets	$5,763,751	$205,900	$—	$5,969,651

Total Liabilities	$—	$—	$—	$—

Total	$5,763,751	$205,900	$—	$5,969,651

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,122,623
Aggregate gross unrealized depreciation	(65,620)

Net unrealized appreciation	$1,057,003

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,912,648

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (97.5%)
Invesco S&P 500 Low Volatility ETF	11,450	$724,442
Invesco S&P Emerging Markets Low Volatility ETF	3,570	87,251
Invesco S&P International Developed Low Volatility ETF	13,890	387,114
Invesco S&P MidCap Low Volatility ETF	7,220	385,764
Invesco S&P SmallCap Low Volatility ETF	4,240	180,878
iShares Core MSCI EAFE ETF	11,140	774,787
iShares Core MSCI Emerging Markets ETF	3,380	176,538
iShares Core S&P Total US Stock Market ETF	22,070	2,237,677
iShares MSCI EAFE Min Vol Factor ETF(x)	5,600	386,064
iShares MSCI Emerging Markets Min Vol Factor ETF	1,470	83,672
iShares MSCI USA Min Vol Factor ETF	9,680	729,485
SPDR SSGA US Small Cap Low Volatility Index ETF	1,620	176,645

Total Equity		6,330,317

Fixed Income (2.5%)
iShares Core U.S. Aggregate Bond ETF	1,380	134,798
iShares TIPS Bond ETF	250	26,790

Total Fixed Income		161,588

Total Exchange Traded Funds (100.0%) (Cost $5,381,106)		6,491,905

	Principal Amount
SHORT-TERM INVESTMENT:
Repurchase Agreement (4.9%)
HSBC Securities, Inc., 5.28%, dated 7/31/23, due 8/1/23, repurchase price $319,625, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $326,017. (xx)	$319,578	319,578

Total Short-Term Investment (4.9%) (Cost $319,578)		319,578

Total Investments in Securities (104.9%) (Cost $5,700,684)		6,811,483
Other Assets Less Liabilities (-4.9%)		(317,503)

Net Assets (100%)		$6,493,980

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

(x)	All or a portion of security is on loan at July 31, 2023.

(xx)	At July 31, 2023, the Fund had loaned securities with a total value of $311,402. This was collateralized by cash of $319,578 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,491,905	$—	$—	$6,491,905
Short-Term Investment
Repurchase Agreement	—	319,578	—	319,578

Total Assets	$6,491,905	$319,578	$—	$6,811,483

Total Liabilities	$—	$—	$—	$—

Total	$6,491,905	$319,578	$—	$6,811,483

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,127,781
Aggregate gross unrealized depreciation	(28,262)

Net unrealized appreciation	$1,099,519

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,711,964

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	28,500	$413,820
Nippon Telegraph & Telephone Corp.	212,500	243,322
Spark New Zealand Ltd.	84,881	273,088
Swisscom AG (Registered)	922	592,499
Telenor ASA	17,872	191,327
Telstra Group Ltd.	133,153	381,010

		2,095,066

Interactive Media & Services (2.3%)
Alphabet, Inc., Class A*	33,900	4,499,208

Media (0.8%)
Comcast Corp., Class A	29,100	1,317,066
Quebecor, Inc., Class B	8,300	203,181

		1,520,247

Wireless Telecommunication Services (0.5%)
KDDI Corp.	12,700	373,773
Rogers Communications, Inc., Class B	4,800	210,179
T-Mobile US, Inc.*	3,703	510,162

		1,094,114

Total Communication Services		9,208,635

Consumer Discretionary (6.0%)
Automobile Components (0.2%)
Bridgestone Corp.	8,900	368,662

Automobiles (0.6%)
Bayerische Motoren Werke AG	4,953	603,724
Mercedes-Benz Group AG	5,488	438,314
Tesla, Inc.*	899	240,419

		1,282,457

Broadline Retail (1.4%)
Amazon.com, Inc.*	16,100	2,152,248
Dollarama, Inc.	2,900	191,024
Wesfarmers Ltd.	10,269	342,470

		2,685,742

Distributors (0.2%)
Genuine Parts Co.	1,000	155,720
Pool Corp.	555	213,531

		369,251

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure Ltd.	8,814	232,848

Household Durables (0.4%)
DR Horton, Inc.	1,900	241,338
Lennar Corp., Class A	1,600	202,928
Sekisui House Ltd.(x)	17,200	350,492

		794,758

Specialty Retail (2.7%)
AutoZone, Inc.*	200	496,344
Home Depot, Inc. (The)	5,600	1,869,504
Industria de Diseno Textil SA	5,279	202,046
Lowe’s Cos., Inc.	4,100	960,507
O’Reilly Automotive, Inc.*	741	686,011
TJX Cos., Inc. (The)	6,800	588,404
Tractor Supply Co.	1,400	313,586
Ulta Beauty, Inc.*	400	177,920

		5,294,322

Textiles, Apparel & Luxury Goods (0.4%)
Kering SA	311	179,042
LVMH Moet Hennessy Louis Vuitton SE	258	240,582
NIKE, Inc., Class B	3,400	375,326

		794,950

Total Consumer Discretionary		11,822,990

Consumer Staples (11.8%)
Beverages (2.9%)
Brown-Forman Corp., Class B	3,900	275,340
Carlsberg A/S, Class B	1,112	166,782
Coca-Cola Co. (The)	31,500	1,950,795
Diageo plc	7,117	310,314
Heineken NV	4,730	463,585
Keurig Dr Pepper, Inc.	10,132	344,589
Monster Beverage Corp.*	3,314	190,522
PepsiCo, Inc.	11,000	2,062,060

		5,763,987

Consumer Staples Distribution & Retail (2.6%)
Coles Group Ltd.	17,307	211,461
Costco Wholesale Corp.	3,168	1,776,203
Dollar General Corp.	1,700	287,062
George Weston Ltd.	2,100	241,827
Koninklijke Ahold Delhaize NV	14,652	505,608
Loblaw Cos. Ltd.	2,300	204,072
Walmart, Inc.	9,800	1,566,628
Woolworths Group Ltd.	14,776	383,305

		5,176,166

Food Products (3.4%)
Ajinomoto Co., Inc.	4,600	179,034
Archer-Daniels-Midland Co.	8,100	688,176
Danone SA	5,704	348,259
General Mills, Inc.	11,700	874,458
Hershey Co. (The)	3,500	809,585
J M Smucker Co. (The)	2,200	331,430
Kellogg Co.	7,700	515,053
McCormick & Co., Inc. (Non-Voting)	2,100	187,908
Mondelez International, Inc., Class A	18,800	1,393,644
Nestle SA (Registered)	12,000	1,470,741

		6,798,288

Household Products (2.3%)
Church & Dwight Co., Inc.	2,000	191,340
Colgate-Palmolive Co.	12,800	976,128
Henkel AG & Co. KGaA (Preference)(q)	3,969	306,260
Kimberly-Clark Corp.	6,100	787,510
Procter & Gamble Co. (The)	14,100	2,203,830

		4,465,068

Personal Care Products (0.6%)
Beiersdorf AG	2,994	387,786
L’Oreal SA	776	361,079
Unilever plc (Cboe Europe)	4,078	219,323
Unilever plc (London Stock Exchange)	5,289	284,470

		1,252,658

Total Consumer Staples		23,456,167

Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Chevron Corp.	3,200	523,712
Enbridge, Inc.	29,000	1,066,181
ENEOS Holdings, Inc.	64,400	233,309
Equinor ASA	16,118	490,456
Exxon Mobil Corp.	10,600	1,136,744

Total Energy		3,450,402

Financials (16.7%)
Banks (5.0%)
Bank Hapoalim BM	42,421	377,060

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Montreal	7,300	$678,377
Bank of Nova Scotia (The)	17,700	891,275
Canadian Imperial Bank of Commerce	9,000	396,405
Commonwealth Bank of Australia	2,502	177,656
DBS Group Holdings Ltd.	11,000	283,407
Israel Discount Bank Ltd., Class A	31,153	165,143
JPMorgan Chase & Co.	7,400	1,168,904
Mitsubishi UFJ Financial Group, Inc.	48,200	388,270
National Bank of Canada	6,200	485,600
Nordea Bank Abp (Aquis Stock Exchange)	23,265	263,626
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	158,058
Oversea-Chinese Banking Corp. Ltd.	22,500	225,042
Royal Bank of Canada	18,600	1,843,990
Sumitomo Mitsui Financial Group, Inc.	10,000	470,530
Toronto-Dominion Bank (The)	18,700	1,233,195
United Overseas Bank Ltd.	27,600	624,749

		9,831,287

Capital Markets (3.0%)
Ameriprise Financial, Inc.	1,500	522,675
ASX Ltd.	7,512	313,395
Bank of New York Mellon Corp. (The)	7,700	349,272
BlackRock, Inc.	683	504,635
Cboe Global Markets, Inc.	1,900	265,392
CME Group, Inc.	1,900	378,024
Deutsche Boerse AG	2,051	393,060
FactSet Research Systems, Inc.	400	174,016
Goldman Sachs Group, Inc. (The)	1,500	533,805
Hong Kong Exchanges & Clearing Ltd.	4,900	204,698
Intercontinental Exchange, Inc.	4,700	539,560
Moody’s Corp.	1,700	599,675
Nasdaq, Inc.	3,400	171,666
S&P Global, Inc.	2,100	828,471
TMX Group Ltd.	9,500	211,087

		5,989,431

Consumer Finance (0.4%)
American Express Co.	4,900	827,512

Financial Services (2.4%)
Berkshire Hathaway, Inc., Class B*	4,500	1,583,820
Fiserv, Inc.*	3,739	471,899
Mastercard, Inc., Class A	2,800	1,103,984
Visa, Inc., Class A	7,000	1,664,110

		4,823,813

Insurance (5.9%)
Admiral Group plc	5,511	150,575
Aflac, Inc.	8,800	636,592
Allianz SE (Registered)	3,356	802,189
American International Group, Inc.	5,400	325,512
Aon plc, Class A	2,200	700,700
Assicurazioni Generali SpA	20,746	442,062
Chubb Ltd.	2,400	490,584
Hannover Rueck SE	1,052	224,568
Hartford Financial Services Group, Inc. (The)	2,600	186,888
Intact Financial Corp.	3,000	443,203
Loews Corp.	5,300	332,045
Manulife Financial Corp.	23,400	467,769
Marsh & McLennan Cos., Inc.	7,000	1,318,940
MS&AD Insurance Group Holdings, Inc.	8,500	316,185
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,959	737,933
NN Group NV	7,254	278,195
Progressive Corp. (The)	1,400	176,372
Sampo OYJ, Class A	10,515	463,490
Sompo Holdings, Inc.	9,600	424,515
Sun Life Financial, Inc.	6,400	336,829
Swiss Re AG	1,917	199,823
Tokio Marine Holdings, Inc.	17,500	400,889
Travelers Cos., Inc. (The)	4,400	759,484
W R Berkley Corp.	3,600	222,084
Zurich Insurance Group AG	1,542	744,079

		11,581,505

Total Financials		33,053,548

Health Care (13.6%)
Biotechnology (0.7%)
AbbVie, Inc.	1,452	217,190
Amgen, Inc.	2,106	493,120
CSL Ltd.	795	143,390
Gilead Sciences, Inc.	2,100	159,894
Vertex Pharmaceuticals, Inc.*	1,267	446,415

		1,460,009

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	15,400	1,714,482
Becton Dickinson & Co.	3,000	835,860
Boston Scientific Corp.*	10,300	534,055
Edwards Lifesciences Corp.*	7,400	607,318
Hoya Corp.	1,900	220,764
IDEXX Laboratories, Inc.*	562	311,758
Medtronic plc	13,400	1,175,984
ResMed, Inc.	1,200	266,820
Stryker Corp.	1,300	368,433

		6,035,474

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	2,200	411,180
Cigna Group (The)	1,800	531,180
CVS Health Corp.	9,500	709,555
Elevance Health, Inc.	1,700	801,771
HCA Healthcare, Inc.	1,100	300,091
Humana, Inc.	300	137,049
McKesson Corp.	1,700	684,080
UnitedHealth Group, Inc.	3,800	1,924,206

		5,499,112

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	3,500	426,195
Mettler-Toledo International, Inc.*	200	251,494
Thermo Fisher Scientific, Inc.	2,000	1,097,320
Waters Corp.*	900	248,589
West Pharmaceutical Services, Inc.	1,400	515,256

		2,538,854

Pharmaceuticals (5.7%)
Astellas Pharma, Inc.	20,500	299,795
AstraZeneca plc	1,309	187,914
Bristol-Myers Squibb Co.	10,700	665,433
Eli Lilly and Co.	2,900	1,318,195
GSK plc	11,495	204,258
Johnson & Johnson	13,979	2,341,902
Merck & Co., Inc.	12,700	1,354,455
Merck KGaA	2,813	494,244
Novartis AG (Registered)	8,181	854,359
Novo Nordisk A/S, Class B	4,065	655,088
Pfizer, Inc.	23,700	854,622
Roche Holding AG	2,282	708,112
Sanofi	4,752	507,278

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Zoetis, Inc., Class A	4,600	$865,214

		11,310,869

Total Health Care		26,844,318

Industrials (17.9%)
Aerospace & Defense (1.0%)
Airbus SE	2,956	435,451
Lockheed Martin Corp.	1,800	803,466
Northrop Grumman Corp.	1,500	667,500

		1,906,417

Air Freight & Logistics (1.0%)
DHL Group	8,646	444,133
Expeditors International of Washington, Inc.	4,800	611,040
Nippon Express Holdings, Inc.	4,600	269,504
United Parcel Service, Inc., Class B	3,500	654,955

		1,979,632

Building Products (1.4%)
Allegion plc	5,500	642,730
Assa Abloy AB, Class B	13,662	328,363
Carrier Global Corp.	4,800	285,840
Daikin Industries Ltd.	1,000	201,666
Geberit AG (Registered)	619	350,226
Trane Technologies plc	4,500	897,480

		2,706,305

Commercial Services & Supplies (1.2%)
Brambles Ltd.	40,979	387,285
Cintas Corp.	844	423,722
Copart, Inc.*	5,157	455,827
Republic Services, Inc., Class A	1,100	166,221
Secom Co. Ltd.	2,500	167,522
Waste Management, Inc.	4,300	704,297

		2,304,874

Construction & Engineering (0.1%)
WSP Global, Inc.	1,400	192,856

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	10,619	424,492
Eaton Corp. plc	4,900	1,006,068
Schneider Electric SE	2,328	414,764

		1,845,324

Ground Transportation (2.1%)
Canadian National Railway Co.	7,400	896,990
Canadian Pacific Kansas City Ltd.	5,878	483,649
CSX Corp.	26,701	889,677
Hankyu Hanshin Holdings, Inc.	8,100	268,795
Old Dominion Freight Line, Inc.	700	293,643
Union Pacific Corp.	6,100	1,415,322

		4,248,076

Industrial Conglomerates (1.5%)
3M Co.	9,200	1,025,800
General Electric Co.	1,800	205,632
Honeywell International, Inc.	7,100	1,378,323
Siemens AG (Registered)	2,495	425,149

		3,034,904

Machinery (4.4%)
Atlas Copco AB, Class A	35,680	507,419
Caterpillar, Inc.	3,600	954,612
CNH Industrial NV	12,477	179,849
Cummins, Inc.	1,000	260,800
Deere & Co.	2,000	859,200
Dover Corp.	2,600	379,522
Epiroc AB, Class A	10,331	206,200
Fortive Corp.	2,400	188,040
GEA Group AG	3,889	165,009
IDEX Corp.	1,700	383,877
Illinois Tool Works, Inc.	4,800	1,263,936
Knorr-Bremse AG	3,781	265,812
Kone OYJ, Class B	3,952	202,662
Otis Worldwide Corp.	3,900	354,744
PACCAR, Inc.	10,771	927,706
Pentair plc	5,900	410,050
Snap-on, Inc.	1,600	435,904
Volvo AB, Class B	22,816	502,969
Xylem, Inc.	2,400	270,600

		8,718,911

Marine Transportation (0.1%)
Kuehne + Nagel International AG (Registered)	850	256,935

Professional Services (2.3%)
Automatic Data Processing, Inc.	5,705	1,410,618
Broadridge Financial Solutions, Inc.	2,400	403,008
Jacobs Solutions, Inc.	1,600	200,656
Leidos Holdings, Inc.	2,034	190,240
Paychex, Inc.	4,091	513,298
Thomson Reuters Corp.	4,545	613,514
Verisk Analytics, Inc., Class A	1,600	366,304
Wolters Kluwer NV	6,349	797,199

		4,494,837

Trading Companies & Distributors (1.9%)
Brenntag SE	4,227	327,562
Fastenal Co.	12,442	729,226
ITOCHU Corp.(x)	16,000	646,680
Mitsubishi Corp.	8,400	428,960
Mitsui & Co. Ltd.	15,500	603,701
Sumitomo Corp.	16,800	359,819
WW Grainger, Inc.	800	590,792

		3,686,740

Total Industrials		35,375,811

Information Technology (19.0%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	25,594	1,331,912
Motorola Solutions, Inc.	2,700	773,901

		2,105,813

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	8,700	768,297
CDW Corp.	3,200	598,624
Hexagon AB, Class B	20,718	200,658
Keysight Technologies, Inc.*	1,900	306,052
Murata Manufacturing Co. Ltd.	2,800	163,849
TE Connectivity Ltd.	1,300	186,537

		2,224,017

IT Services (1.5%)
Accenture plc, Class A	4,200	1,328,670
Bechtle AG	5,404	237,846
CGI, Inc.*	1,600	162,591
Fujitsu Ltd.	1,400	180,923
Gartner, Inc.*	900	318,231
International Business Machines Corp.	3,800	547,884
VeriSign, Inc.*	1,395	294,275

		3,070,420

Semiconductors & Semiconductor Equipment (3.9%)
Applied Materials, Inc.	3,940	597,265
ASML Holding NV	1,376	986,721
Broadcom, Inc.	1,087	976,832
KLA Corp.	500	256,975
Microchip Technology, Inc.	2,451	230,247
NVIDIA Corp.	3,612	1,687,851
NXP Semiconductors NV	2,814	627,466

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	4,900	$647,633
Texas Instruments, Inc.	9,600	1,728,000

		7,738,990

Software (6.2%)
Adobe, Inc.*	2,533	1,383,449
Autodesk, Inc.*	1,948	412,956
Cadence Design Systems, Inc.*	3,160	739,472
Constellation Software, Inc.	100	211,274
Fair Isaac Corp.*	200	167,594
Microsoft Corp.	22,710	7,628,743
Open Text Corp.	4,500	193,288
Roper Technologies, Inc.	1,600	788,880
Synopsys, Inc.*	1,445	652,851

		12,178,507

Technology Hardware, Storage & Peripherals (5.2%)
Apple, Inc.	47,600	9,351,020
Canon, Inc.	10,500	271,089
FUJIFILM Holdings Corp.	3,700	214,486
HP, Inc.	7,000	229,810
NetApp, Inc.	2,900	226,229

		10,292,634

Total Information Technology		37,610,381

Materials (2.0%)
Chemicals (1.5%)
Air Liquide SA	1,364	244,994
Air Products and Chemicals, Inc.	1,000	305,330
Corteva, Inc.	4,900	276,507
Ecolab, Inc.	2,300	421,222
Givaudan SA (Registered)	154	519,014
Mitsubishi Chemical Group Corp.	37,400	223,324
PPG Industries, Inc.	1,300	187,070
Sherwin-Williams Co. (The)	2,900	801,850

		2,979,311

Metals & Mining (0.5%)
BHP Group Ltd.	7,744	239,328
Franco-Nevada Corp.	3,100	452,358
Rio Tinto Ltd.	2,153	169,303
Rio Tinto plc	3,125	206,539

		1,067,528

Total Materials		4,046,839

Real Estate (1.9%)
Diversified REITs (0.1%)
Nomura Real Estate Master Fund, Inc. (REIT)(x)	138	164,127

Industrial REITs (0.1%)
Goodman Group (REIT)	18,902	260,786

Office REITs (0.2%)
Dexus (REIT)	39,018	215,433
Nippon Building Fund, Inc. (REIT)	41	171,764

		387,197

Real Estate Management & Development (0.1%)
Mitsubishi Estate Co. Ltd.	15,400	188,028

Residential REITs (0.4%)
AvalonBay Communities, Inc. (REIT)	2,200	415,030
Equity Residential (REIT)	3,400	224,196
Essex Property Trust, Inc. (REIT)	864	210,427

		849,653

Retail REITs (0.2%)
Realty Income Corp. (REIT)	5,900	359,723

Specialized REITs (0.8%)
American Tower Corp. (REIT)	3,200	608,992
Crown Castle, Inc. (REIT)	5,300	573,937
Equinix, Inc. (REIT)	200	161,984
Iron Mountain, Inc. (REIT)	3,300	202,620

		1,547,533

Total Real Estate		3,757,047

Utilities (3.6%)
Electric Utilities (1.3%)
Chubu Electric Power Co., Inc.	18,300	229,289
Enel SpA	47,007	324,163
Eversource Energy	10,900	788,397
Hydro One Ltd.(m)	6,600	186,190
Iberdrola SA	47,505	593,092
Terna - Rete Elettrica Nazionale	58,178	491,776

		2,612,907

Gas Utilities (0.5%)
Atmos Energy Corp.	5,688	692,286
Hong Kong & China Gas Co. Ltd.	308,000	263,417

		955,703

Multi-Utilities (1.6%)
CMS Energy Corp.	2,600	158,782
Consolidated Edison, Inc.	7,600	720,936
E.ON SE	37,794	478,085
National Grid plc	26,197	346,789
Public Service Enterprise Group, Inc.	7,300	460,776
Sempra	5,800	864,316
WEC Energy Group, Inc.	1,700	152,762

		3,182,446

Water Utilities (0.2%)
American Water Works Co., Inc.	2,100	309,603

Total Utilities		7,060,659

Total Common Stocks (98.8%) (Cost $175,912,608)		195,686,797

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
BlackRock Liquidity FedFund, Institutional Shares 5.15% (7 day yield)(xx)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund 5.15% (7 day yield)(xx)	200,000	200,000
JPMorgan Prime Money Market Fund, IM Shares 5.49% (7 day yield)	1,346,434	1,346,704

Total Investment Companies		1,846,704

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
HSBC Securities, Inc., 5.28%, dated 7/31/23, due 8/1/23, repurchase price $251,897, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-0.125%, maturing 12/28/23-2/15/53; total market value $256,935. (xx)	$251,860	$251,860

Total Short-Term Investments (1.1%) (Cost $2,098,564)		2,098,564

Total Investments in Securities (99.9%) (Cost $178,011,172)		197,785,361
Other Assets Less Liabilities (0.1%)		189,260

Net Assets (100%)		$197,974,621

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2023, the market value or fair value, as applicable, of these securities amounted to $186,190 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at July 31, 2023.

(xx)

At July 31, 2023, the Fund had loaned securities with a total value of $970,106. This was collateralized by $297,938 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 7/31/23 – 8/15/50 and by cash of $751,860 which was subsequently invested in investment companies and joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

Country Diversification

As a Percentage of Total Net Assets

Australia	1.8%
Canada	6.3
China	0.3
Denmark	0.4
Finland	0.6
France	0.9
Germany	3.4
Hong Kong	0.2
Israel	0.3
Italy	0.6
Japan	4.6
Netherlands	1.5
New Zealand	0.1
Norway	0.3
Singapore	0.6
Spain	0.4
Sweden	0.9
Switzerland	1.9
United Kingdom	0.9
United States	73.9
Cash and Other	0.1

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,153,616	$2,055,019	$—	$9,208,635
Consumer Discretionary	8,864,810	2,958,180	—	11,822,990
Consumer Staples	17,858,160	5,598,007	—	23,456,167
Energy	2,726,637	723,765	—	3,450,402
Financials	23,824,351	9,229,197	—	33,053,548
Health Care	22,569,116	4,275,202	—	26,844,318
Industrials	25,807,685	9,568,126	—	35,375,811
Information Technology	35,354,809	2,255,572	—	37,610,381
Materials	2,444,337	1,602,502	—	4,046,839
Real Estate	2,756,909	1,000,138	—	3,757,047
Utilities	4,334,048	2,726,611	—	7,060,659
Short-Term Investments
Investment Companies	1,846,704	—	—	1,846,704
Repurchase Agreement	—	251,860	—	251,860

Total Assets	$155,541,182	$42,244,179	$—	$197,785,361

Total Liabilities	$—	$—	$—	$—

Total	$155,541,182	$42,244,179	$—	$197,785,361

As of July 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,736,171
Aggregate gross unrealized depreciation	(4,127,913)

Net unrealized appreciation	$19,608,258

Federal income tax cost of investments in securities and derivative instruments, if applicable	$178,177,103

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the 1290 Funds (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Fund” and collectively, the “Funds”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires funds to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Fund investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management, LLC, the Trust’s investment adviser (the “Adviser”), as the Funds’ valuation designee. As the Funds’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Fund investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Funds, in accordance with 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Funds’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of July 31, 2023, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2023 (Unaudited)

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.